1933 Act File No. 33-26516
                                          1940 Act File No. 811-5752

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                               Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  22   .....................         X
                                 ------                           ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   21  ....................................         X
                  ------                                          ----

                          INDEPENDENCE ONE MUTUAL FUNDS

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b)
__    on ______________pursuant to paragraph (b)(1)(v)
    60 days after filing pursuant to paragraph (a) (i) __ on ___________________pursuant to paragraph (a) (i) _X 75 days after filing pursuant to paragraph (a)(ii)
    on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS REFERENCE SHEET


      This Amendment to the Registration Statement of INDEPENDENCE ONE MUTUAL FUNDS which consists of nine portfolios: (1) Independence One Michigan Municipal Cash Fund; (2a) Independence One Prime Money Market Fund - Class A Shares; (2b) Independence One Prime Money Market Fund - Class B Shares; (3) Independence One U.S. Treasury Money Market Fund; (4) Independence One U.S. Government Securities Fund, (5) Independence One Equity Plus Fund; (6) Independence One Fixed Income Fund; (7) Independence One Michigan Municipal Bond Fund; (8) Independence One Small Cap Fund; and (9) Independence One International Equity Fund, relates only to portfolio numbers (8) and (9), and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.


                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-9) Cover Page.
Item 2.     Synopsis......................(1-4,6,7) Synopsis; (1-9) Summary of
                                           Fund Expenses.
Item 3.     Condensed Financial
             Information                  (1-7) Financial Highlights;
                                          (1-9) Performance Information.

Item 4.     General Description of
             Registrant...................(1-4,6,7-9) Investment Information;
                                          (1-4,6,7) Investment Objective of Each
                                          Fund; (1-4,6,7) Portfolio Investments
                                          and Strategies; (5,8,9) General
                                          Information; (5,8,9) Investment
                                          Information; (5,8,9) Investment
                                          Objective; (5,8,9) Investment
                                          Policies; (5,8,9) Acceptable
                                          Investments; (1-9) Investment
                                          Limitations; (5,8) Equity Investment
                                          Considerations (5,8,9) Derivative
                                          Contracts and Securities; (5,8)
                                          Standard & Poor's.
Item                                      5. Management of the Fund........(1-9)
                                          Independence One Mutual Funds
                                          Information; (1-9) Management of the
                                          Trust; (1-9) Distribution of Fund
                                          Shares; (1-9) Fund Administration
                                          (5,8,9) Brokerage Transactions.
Item 6.     Capital Stock and Other
             Securities...................(1-9) Dividends; (1-9) Capital Gains;
                                          (1-9) Shareholder Information; (1-9)
                                          Voting Rights; (1-9)
                                          Effect of Banking Laws; (1-9) Tax
                                          Information; (1-9) Federal Income Tax;
                                         (1,7) Michigan Tax
                                          Considerations.

Item 7.     Purchase of Securities Being
             Offered......................(1-9) Net Asset Value; (1-4,6,7)
                                          Investing in the Funds; (5,8,9)
                                          Investing in the Fund; (1-9) Share
                                          Purchases; (1-9) Minimum Investment
                                          Required; (1-3) Cash Sweep Program;
                                          (1-9) What Shares Cost; (1-9)
                                          Certificates and Confirmations; (1-9)
                                          Systematic Investment Program.
Item 8      Redemption or Repurchase......(1-4,6,7) Redeeming Shares; (5,8,9)
                                          Redeeming Fund Shares; (1-9)
                                          Systematic Withdrawal Program;
                                          (1-9) Accounts with Low Balances;
                                          (1-3) Redemption in Kind (1-9)
                                          Exchange Privilege; (5-9)
                                          Exchanging Securities for Fund Shares.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-9) Cover Page.
Item 11.    Table of Contents             (1-9) Table of Contents.
Item 12.    General Information and
             History......................(1-4,6,7) General Information About
                                          the Funds; (5,8,9) General Information
                                          About the Fund.
Item 13.    Investment Objectives and
             Policies.....................(1-4,6,7) Investment Objective and
                                          Policies of the Funds; (4,6,7)
                                          Acceptable Investments; (5,8,9) Types
                                          of Investments; (5,8,9) Investment
                                          Objective and Policies; (4-9)
                                          Portfolio Turnover; (1-9) Investment
                                          Limitations; (1-3) Regulatory
                                          Compliance; (1,7) Michigan Investment
                                          Risks.
Item 14.    Management of the Fund........(1-9) Independence One Mutual Funds
                                          Management; (1-9) Officers and
                                          Trustees; (1-9) Fund Ownership;
                                          (1-9) Trustee Liability; (1-9)
                                          Trustees Compensation; (1-9)
                                          Massachusetts
                                          Partnership Law.
Item 15.    Control Persons and Principal
            Holders of Securities          Not applicable.
Item 16.    Investment Advisory and Other
             Services.....................(1-9) Investment Advisory Services;
                                          (1-3,5,8,9) Adviser to the Fund; (9)
                                          Sub-Adviser to the Fund; (4,6-7)
                                          Adviser and Sub-Adviser to the Funds;
                                          (1-3,5) Advisory Fees; (4,6-7-9)
                                          Advisory and Sub-Advisory Fees;(1-9)
                                          Other Services; (1-9) Trust
                                          Administration; (1-9) Custodian; (1-9)
                                          Transfer Agent and Dividend Disbursing
                                          Agent; (1-9) Independent Auditors.
Item 17.    Brokerage Allocation..........(1-9) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   Not applicable.
Item 19.    Purchase, Redemption and
             Pricing of Securities Being
             Offered......................(1-9) Purchasing Shares;  (1-9) Determining Net Asset Value; (1-3)
                                          Use of Amortized Cost Method; (4-9) Determining Market Value of
                                          Securities; (1-9) Redeeming Shares; (1-9) Redemption in Kind;
                                          (1-7) Exchange Privilege; (4-9) Capital Gains.
Item 20.    Tax Status....................(1-9) Tax Status; (1-7) The Funds' Tax Status; (8,9) The Fund's Tax
                                          Status; (1-9) Shareholders' Tax Status.
Item 21.    Underwriters..................(1,3) Distribution Plan; (2a) Shareholder Services Plan; (1-9)
                                           Conversion to Federal Funds.
Item 22.    Calculation of Yield
            Quotations of Money Market
            Funds.........................(1-9) Performance Comparisons; (1-9) Economic and Market Information;
                                          (1,7) Tax Equivalent Yield;(1-3) Effective Yield; (1-9) Yield; (1-9)
                                          Total Return; (4-7) Appendix.
Item 23.    Financial Statements          To be filed by amendment.

Independence One International Equity Fund
    (A Portfolio of Independence One Mutual Funds)

    Prospectus


    The shares of Independence One International Equity Fund (the "Fund") offered by this prospectus represent interests in the Fund, which is a diversified portfolio and one of a series of investment portfolios in Independence One Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund). Michigan National Bank has overall responsibility for professionally managing the Fund's portfolio. The Fund has an investment sub-adviser, National Australia Asset Management Limited, that provides active investment management services for the Fund, subject to oversight by Michigan National Bank.

    The investment objective of the Fund is total return. The Fund will pursue this objective by investing primarily in foreign equity securities. Under normal market conditions, the Fund will invest substantially all, and at least 65%, of its total assets in equity securities denominated in foreign currencies of issuers located in at least three countries outside the U.S. and options on such equity securities. With respect to the Fund, equity securities include common and preferred stocks, securities convertible into common stock, and rights and warrants to purchase common stock.

    Shares of the Fund are intended to be sold as an investment vehicle for institutions, corporations, fiduciaries and individuals. Shareholders can invest, reinvest, or redeem shares at any time without charge or penalty imposed by the Fund. Shareholders have access to other portfolios of the Trust through an exchange program.

    The shares offered by this prospectus are not deposits or obligations of Michigan National Bank, are not endorsed or guaranteed by Michigan National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

    This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

    The Fund has also filed a Statement of Additional Information (the "Statement") dated June __, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement free of charge by calling toll-free 1-800-334-2292. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. This prospectus, the Statement, material incorporated by reference into these documents, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Prospectus dated June __, 1998

    TABLE OF CONTENTS
    [TO BE ADDED]

    Summary of Fund Expenses

    [TO BE ADDED]

    General Information

    The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Trust's portfolio known as Independence One International Equity Fund. As of the date of this prospectus, the Fund does not offer separate classes of shares.

    Shares of the Fund are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally-managed, diversified portfolio investing substantially in foreign equity securities. A minimum initial investment of $1,000 is required. Subsequent investments must be in the amount of at least $100.

    Investment Information

    Investment Objective

    The investment objective of the Fund is total return. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

    Investment Policies

    The Fund will pursue its investment objective by investing primarily in equity securities of established companies in the countries shown in the chart below. Under normal market conditions, the Fund will invest substantially all, and at least 65%, of its total assets in equity securities denominated in foreign currencies of issuers located in at least three countries outside the U.S. and options on such equity securities. The Fund will invest in such equity securities and options only to the extent that they are quoted, or to be quoted within three months of the date of purchase, on any recognized stock exchange in the relevant country. Initially, the Fund intends to invest in such securities in the following regions and countries:

     --------------------------------------------------------------
     Region                 Country

     --------------------------------------------------------------
     Europe                 Federal Republic of Germany, Austria,
                            Belgium, Denmark, France, Ireland,
                            Italy, Netherlands, Norway, Spain,
                            Switzerland, Sweden, Luxembourg,
                            Portugal, Finland
     --------------------------------------------------------------
     UK                     United Kingdom
     --------------------------------------------------------------
     S.E. Asia and Oceania  Australia, Hong Kong, New Zealand,
                            Malaysia, Singapore
     --------------------------------------------------------------
     Japan                  Japan
     --------------------------------------------------------------

    The Fund may in the future invest in countries in addition to the foregoing list at the discretion of Michigan National Bank (the "Adviser") and National Australia Asset Management Limited ( "NAM," or the "Sub-Adviser") (collectively, the "Advisers"). Subject to certain limitations described below, the following securities and instruments are included in the investments of the Fund that comprise at least 65% of the Fund's total assets: equity securities (including common and preferred stocks, securities convertible into common stock, and rights and warrants to purchase common stock); World Equity Benchmark Shares ("WEBS") and Optimised Portfolios As Listed Securities ("OPALS") listed on any recognized stock exchange in any country listed above or in the U.S.; financial futures contracts and options on financial futures contracts listed on any recognized exchange in any country listed above; units, options on units and partly paid units listed on any recognized stock exchange in any country listed above; interests in a mutual fund or any investment vehicle that is comprised substantially of listed securities in the countries, or in any individual country, listed above; and sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"), collectively, "Depositary Receipts."

    Investment Strategy

    The Fund will seek to approximate or exceed the performance of the Morgan Stanley Capital International Europe, Australia, and Far East Accumulation Index (the "EAFE Index") (net) in U.S. Dollars over a rolling three-year period. The Fund's investment policies are based on the premise that investing in non-U.S. securities may provide potential benefits over investing solely in U.S.
    securities, including:

     o the opportunity to invest in non-U.S. companies believed to have superior growth potential;

     o the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S.; and

     o the opportunity to reduce portfolio volatility to the extent that securities markets inside and outside the U.S. do not move in harmony.

    Asset Allocation Among Countries. With respect to asset allocation among countries, the Sub-Adviser's international equity portfolios are managed by its asset allocation and international equity teams. The asset allocation team is responsible for managing regional exposures in Europe, the UK, Japan and Asia. The international team manages stock portfolios within countries and undertakes country selection within Asia. Asian equities are managed with a top-down, growth- based style because of the nature of Asian markets. For country allocation, the Sub-Adviser uses a three-step value active process involving the assessment of value, an analysis of economic and market fundamentals and judgments about market sentiment.

    Proprietary value models are used to determine fair value by following a strictly quantitative process and ranking each market with a value score. An implied rate of return based on dividend discount analysis and an implied return based on historical relationships are compared to establish a value reading for each market. Results from the value models affect the Sub-Adviser's decision about the attractiveness of each of the major markets. The models are intended to identify markets that are undervalued, and therefore may deliver the best returns over time.

    The second stage of the Sub-Adviser's process, the active component, involves analysis of fundamentals. Specialists monitor the key fundamental factors in each market and provide this input to the asset allocation team. Interest rates and corporate profits and their drivers are the primary focus, as well as growth, inflation and other underlying variables. The team estimates the size and pattern of changes in the forecasts of these factors, and compares them to market consensus. Political factors are also monitored for their impact on markets.

    Finally, a number of technical and sentiment factors are monitored, including momentum indicators, flow of funds, put/call ratios and similar variables. Therefore, the active elements of the Sub-Adviser's process (fundamental analysis and sentiment) are used to fine tune the implementation of asset allocation decisions which have been driven by the value analysis.

    An important differentiating feature of the Sub-Adviser's approach is that the country selection process for regions other than Asia is undertaken by a dedicated team that is focused full time on this task. Stock selection is a separate discipline undertaken by specialists in the Sub-Adviser's international equity team.

    Stock Selection. For developed countries, other than Hong Kong, Malaysia and Singapore, a value approach is used for stock selection. Each stock is ranked relative to the others within its own market on each of six variables: (1) price to earnings ratio ("PER"); (2) price to cash flow ratio; (3) price to book value ratio; (4) dividend yield; (5) cash flow to total liabilities ratio; and (6) earnings per share growth.

    The six factors are then combined into one composite relative value ranking ("RVR"). The current RVR is compared to its historic range and an unusually high or low RVR triggers the active part of the process, which is fundamental research that focuses on the reasons why the stock may be trading cheaply or expensively, to determine whether the stock becomes a candidate for purchase or sale. The research includes investigating company strategy, industry competition, management changes and financial data.

    The third stage of the value active process uses sentiment indicators to assist with the timing of buy or sell decisions. Sentiment indicators have been tailored for each market; they are a mixture of moving average and momentum indicators.

    For Hong Kong, Malaysia and Singapore, because the Sub-Adviser's key investment criterion is the growth potential of markets and companies, a top-down approach is employed seeking relative value at each level -- market, sector and stock. The first level leads to decisions about intra-regional market weightings, including consideration of economic growth, inflation, interest rates, corporate earnings, money supply, balance of payments, prospective PER, momentum, volumes, sentiment, and regional and country specific political developments. That same process also helps identify favorable sectors within countries. Important factors in sector selection include government policy, the stage of the economic cycle (or, even more broadly, the stage of economic development), sensitivity to interest rates and other micro factors. The third level of assessment is of individual stocks themselves, including consideration of growth on a 2-3 year outlook, the ability of a company to exploit market positioning, prospective PER relative to sector and market, price to net asset value, price to cash flow, relative value ranges, the financial position of the company, its balance sheet and gearing and its return on equity. Finally, and most importantly, is consideration of management quality, track record, connections and directors' dealing activity.

    Acceptable Investments

    In addition to the investment policies described above, the Fund may invest in the following investments.

    Depositary Receipts. The Fund may invest in Depositary Receipts. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored Depositary Receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored Depositary Receipts.

    When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. This may result in the Fund purchasing securities at a price either exceeding or below its market value on settlement date.

    The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

    Foreign Currency Transactions. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

    The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although foreign currency transactions may be used by the Fund to protect against a decline in the value of one or more currencies, such efforts may also limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund.

    Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

    Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the forward contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

    The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the Advisers will consider the likelihood of changes in currency values when making investment decisions, the Advisers believe that it is important to be able to enter into forward contracts when the Advisers believe the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. No more than 30% of the Fund's assets will be committed to forward contracts for hedging purposes at any time. (This restriction does not include forward contracts entered into to settle securities transactions.)

    Put and Call Options With Respect to Equity Securities. The Fund may purchase put and call options on its portfolio of securities. Put and call options will be used as a hedge to attempt to protect securities that the Fund holds, or intends to purchase, against decreases or increases in value. The Fund is also authorized to write (sell) put and call options on all or any portion of its portfolio of securities to generate income. The Fund may write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash or other liquid assets in the amount of any additional consideration needed to obtain the securities. In the case of put options written by the Fund, the Trust's custodian will segregate cash, U.S. Treasury obligations, or other liquid assets with a value equal to or greater than the exercise price of the underlying securities.

    The Fund is authorized to invest in put and call options that are traded on securities exchanges. The Fund may also purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options since options on some of the portfolio securities held by the Fund are not traded on an exchange. The Fund will purchase and write OTC options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

    OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market on an exchange which may or may not exist for any particular call or put option at any specific time. The absence of a liquid secondary market also may limit the Fund's ability to dispose of the securities underlying an option. The inability to close options could have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    Financial Futures Contracts and Options on Financial Futures Contracts. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio securities against changes in interest rates or securities prices. Financial futures contracts on securities call for the delivery of particular securities at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time. A financial futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index.

    The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates or broad declines in securities prices. When the Fund writes a call option on a financial futures contract, it is undertaking the obligation of selling the financial futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as a purchaser of a put option on a financial futures contract, the Fund is entitled (but not obligated) to sell a financial futures contract at the fixed price during the life of the option.

    The Fund may write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of securities eligible for purchase by the Fund. The Fund will use these transactions to attempt to protect its ability to purchase securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

    The Fund may not enter into futures contracts and options on futures contracts, for purposes other than "bona fide hedging" as defined in regulations adopted by the Commodity Futures Trading Commission ("CFTC Regulations"), for which aggregate initial margin and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, such market value to be determined after taking into account unrealized profits and losses on futures contracts and options on futures contracts into which the Fund has entered. For options on futures contracts that are in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Regulations may be excluded in computing such 5% limitation. Second, the Fund will not enter into futures contracts for speculative purposes. Third, the Fund does not constitute a commodity pool, market itself as such, or serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund discloses to all prospective investors the limitations on its futures contracts and options on futures contracts transactions, and makes clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to CFTC Regulations. Finally, the Fund has claimed an exclusion from registration as a commodity pool operator under CFTC Regulations. When the Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be segregated to collateralize the position with the aim to insure that the use of such financial futures contracts or options thereon is unleveraged.

    These futures contracts and options will serve three purposes. First, the futures contracts, some of which require a margin, and options will allow the Fund to maintain sufficient liquidity to meet redemption requests, thereby managing cash flows into and out of the Fund. In addition, the futures contracts and options will increase the level of Fund assets that may be devoted to attempting to approximate or exceed the investment return of the EAFE Index. Third, participation in futures contracts and options could potentially reduce transaction costs, since transaction costs associated with futures contracts and options can be lower than costs stemming from direct investments in stocks.

    Forward Commitments. Forward commitments are contracts to purchase securities for a fixed price at a date beyond customary settlement time. The Fund may enter into these contracts if liquid securities in amounts sufficient to meet the purchase price are segregated on the Fund's records at the trade date and maintained until the transaction has been settled. Risk is involved that the value of the security will decline before settlement. Although the Fund enters into forward commitments with the intention of acquiring the security, it may dispose of the commitment prior to settlement and realize short-term profit or loss.

    Money Market Instruments. The Fund may invest in U.S. and foreign short-term money market instruments, including interest-bearing call deposits with banks, government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate debt securities, and repurchase agreements. The commercial paper in which the Fund invests will be rated A-1 by Standard & Poor's ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's"). These investments may be used to temporarily invest cash received from the sale of Fund shares, to establish and maintain reserves for temporary defensive purposes, or to take advantage of market opportunities.

     Cash Reserves. The Fund may hold cash reserves. Cash reserves may be invested in temporary investments as described below.

    Other Investments. The Fund may invest in restricted securities, illiquid securities and securities of other investment companies, and may lend its portfolio securities, subject to investment limitations described below or in the Statement.

    Temporary Investments. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash and cash items, including money market instruments as described above; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"); and repurchase agreements.

    The Fund may also hold the instruments described above in such amounts as necessary to provide funds for the settlement of portfolio transactions, to invest cash receipts in the ordinary course of business and to meet requests for redemption of Fund shares.

     U.S. Government Securities. The U.S. Government Securities in which the Fund may invest include, but are not limited to, the following:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

     o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     o    notes,   bonds,   and   discount   notes  of  other  U.S.   government
          instrumentalities    supported    only   by   the    credit   of   the
          instrumentalities.

    Some of the short-term U.S. Government Securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

    Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government Securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of purchase by the Fund. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities by the Fund.

    Derivative Contracts and Securities. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

    Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will use derivative contracts and securities only for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in contracts or securities that could be characterized as derivatives, it will do so only in a manner consistent with its investment objective, policies and limitations.

    Risk Considerations.

    Equity Investments. As described above, the Fund invests primarily in equity securities and securities convertible into common stock. As with other mutual funds that invest primarily in such securities, the Fund is subject to market risks. That is, the possibility exists that such securities will decline in value over short or even extended periods of time, and the world's equity markets tend to be cyclical, experiencing both periods when securities prices generally increase and periods when securities prices generally decrease.

     Foreign Investments. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries. At least three different countries will always be represented.

    The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of foreign countries may be heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

    Prior governmental approval for foreign investments may be required under certain circumstances in some countries, and the extent of foreign investment in certain companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some countries. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

    With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war), which could affect adversely the economies of such countries or the value of the Fund's investments in those countries.

    Brokerage commissions, custodial services, and other costs relating to investment may be more expensive than in the U.S. Foreign markets may have different clearance and settlement procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, or when certificates for portfolio securities have been lost, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

    Currency Risks. Because the majority of the securities purchased by the Fund are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value; the value of interest earned; gains and losses realized on the sales of securities; and net investment income and capital gain, if any, to be distributed to shareholders by the Fund. If the value of a foreign currency rises against the U.S. dollar, the value of the Fund assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of Fund assets denominated in that currency will decrease.

    The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Fund values its assets daily in U.S. dollars, the Fund will not convert its holdings of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur conversion costs. Foreign exchange dealers may realize a profit on the difference between the price at which they buy and sell currencies.

     Foreign Companies. Other differences between investing in foreign and U.S. companies include:

     o    less publicly available information about foreign companies;

     o the lack of uniform accounting, auditing, and financial reporting standards and practices or regulatory requirements comparable to those applicable to U.S. companies;

     o    less readily available market quotations on foreign companies;

     o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;

     o differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments;

     o the limited size of many foreign securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities;

     o the likelihood that foreign securities may be less liquid or more volatile;

     o    unreliable mail service between countries;

     o    certain  markets may require payment for securities  before  delivery;
          and

     o    religious and ethnic instability.

     U.S. Government Policies. In the past, U.S. government policies have discouraged or restricted certain investments abroad by investors such as the Fund. Investors are advised that when such policies are instituted, the Fund will abide by them, but such policies may result in lost investment opportunities or costs of transactions necessary to comply with the policies.

    Risks Associated With Financial Futures Contracts And Options On Financial Futures Contracts. Financial futures contracts and options on financial futures contracts can be highly volatile and could result in a reduction of the Fund's total return. The Fund's attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Fund uses financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities or stock indices subject to the financial futures contracts or options on financial futures contracts may not correlate perfectly with the prices of the securities in the Fund. This may cause the financial futures contracts or the options on financial futures contracts to react to market changes differently than the Fund's portfolio securities. In addition, the Advisers could be incorrect in their expectations about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. In these events, the Fund may lose money on the financial futures contract or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Advisers will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange or over-the-counter will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Fund's ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If the Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the losses to the Fund could be significant.

    Investment Limitations

    The Fund will not:

          o with respect to 75% of the value of its total assets, the Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer (other than cash; cash items; U.
               S. Government Securities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies).

          o acquire more than 10% of the outstanding voting securities of any one issuer; or

          o borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date at a set price) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets, including the amount borrowed, and pledge securities to secure such borrowings.

    The above investment limitations and certain other investment limitations described in the Statement cannot be changed without shareholder approval. The following limitation, however, may be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

          The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including securities not determined by the Board of Trustees to be liquid, including repurchase agreements with maturities longer than seven days after notice and certain OTC options.

    Independence One Mutual Funds Information

    Management of the Trust

    Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

    Investment Adviser. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Michigan National Bank, as the Fund's investment adviser subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio securities and instruments, for which the Adviser receives an annual fee from the assets of the Fund.

          Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain expenses of the Fund.

          Adviser's Background. Michigan National Bank, a national banking association, is a wholly-owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly-owned subsidiary of National Australia Bank Limited, which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC, Michigan's fourth largest bank holding company in terms of total assets, as of December 31, 1997, $9.583 billion, offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") have managed custodial assets totaling $11.4 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.2 billion.

          Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

          As part of its regular banking operations, Michigan National Bank may make loans to, or provide credit support for obligations issued by, public companies or municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Michigan National Bank. The lending relationship will not be a factor in the selection of such securities.

          Sharon Dischinger is Second Vice President and Portfolio Manager for Michigan National Bank in Farmington Hills, and has been responsible for management of the Fund's portfolio since its inception. Ms. Dischinger joined Michigan National Bank in 1990 and is currently the head equity trader. She is also a General Securities Representative. Prior to Michigan National Bank, Ms. Dischinger was the head equity trader at Morison Asset Management

    Sub-Adviser. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and National Australia Asset Management Limited, the Sub-Adviser furnishes, subject to the direction of the Trustees and the Adviser, certain investment advisory services to the Fund, including active investment management services, investment research, and identification of securities and other investments for purchase and/or sale by the Fund's portfolio. Pursuant to the sub-advisory agreement with the Adviser, the Sub-Adviser is entitled to receive an annual fee, to be paid by the Adviser, of 0.30% of the average daily value of the Fund's assets managed by the Sub-Adviser. The Sub-Adviser may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser. The Sub-Adviser, located at 333 Collins Street, Melbourne, Victoria 3000, Australia, is a corporation wholly owned by National Australia Bank Limited ("NAB"), which is the ultimate parent corporation of the Adviser. In the event that the Sub-Adviser, for any reason, ceases to furnish sub-advisory services to the Fund, the Adviser will assume direct responsibility for all advisory functions.

    Alistair Drummond, B.Ec., CPA, Bachelor of Law, Senior Portfolio Manager, International Equities. Mr. Drummond joined the financial industry in 1984 after having spent four years in taxation and law. He joined NAB Corporate Advisory in 1989 where he advised on corporate reconstructions, mergers and acquisitions and valuations. In 1992, he transferred to NAM and was responsible for Australian equity research and for the management of balanced funds. His current responsibilities include research and management of Japanese equities, and with respect to the Sub-Adviser, he has been responsible for management of the Fund's portfolio since its inception.

    Distribution of Fund Shares

     Federated Securities Corp. is the principal distributor for shares of the Fund (the "Distributor"). It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

    Fund Administration

     Administrative Services. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as certain legal and accounting services. Federated Administrative Services provides these services at an annual rate as specified below:

            Maximum                                Average Aggregate Daily
      Administrative Fee                           Net Assets of the Trust
     ----------------------                 ------------------------------------
             .150%                          on the first $250 million
             .125%                          on the next $250 million
             .100%                          on the next $250 million
             .075%                          on assets in excess of $750 million

    The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in Independence One Mutual Funds. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

     Custodian. Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities, cash and other assets of the Fund.

    Brokerage Transactions

    When selecting brokers and dealers to handle the purchase and sale of portfolio securities and instruments, the Advisers look for prompt execution of the order at a favorable price. In working with dealers, the Advisers will generally use those who are recognized dealers in specific portfolio securities or instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Advisers may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Advisers make decisions on portfolio transactions and select brokers and dealers subject to review by the Board of Trustees.

    Expenses of the Fund

    The Fund pays all of its own expenses and its allocable share of the Trust's expenses. These expenses include, but are not limited to, the cost of organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefor; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Advisers and Federated Administrative Services may voluntarily waive and/or reimburse some expenses.

    Net Asset Value

    The Fund's net asset value per share fluctuates. It is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the remainder by the total number of shares of the Fund outstanding. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). As a result, in computing its net asset value, the Fund values foreign equity securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. Occasionally, events that effect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

    Investing in the Fund

    Share Purchases

    Shares of the Fund may be purchased through Michigan National Bank, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Investors may purchase shares of the Fund on days on which both the New York Stock Exchange and Federal Reserve Wire System are open for business. In connection with the sale of Fund shares, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

     To Place an Order. Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One. In addition, investors may purchase shares of the Fund by contacting directly their authorized brokers. Payments may be made by either check or wire transfer of federal funds.

    Orders must be received by 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For shares purchased directly from the Distributor, payment by wire or check must also be received before 4:00 p.m. (Eastern time) on that day. It is the responsibility of Michigan National Bank, Independence One or authorized brokers to transmit orders that were received before 4:00 p.m. (Eastern time) to the Fund by 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For settlement of such a transmitted order, payment must be received by check or wire transfer within three business days of receipt of the order. To purchase by check, the check must be included with the order and made payable to "Independence One International Equity Fund." Checks must be converted into federal funds to be considered received.

    Federal funds should be wired as follows: Federated Shareholder Services Company c/o Michigan National Bank, Farmington Hills, Michigan; Account
    Number: 6856238933; For Credit to: Independence One International Equity Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 072000805.

    Minimum Investment Required

    The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

    What Shares Cost

    Shares of the Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Authorized brokers may charge customary fees and commissions for handling shareholders' purchase orders.

    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the NYSE, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected;
    (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    Certificates and Confirmations

    As transfer agent for the Fund, Federated Shareholder Services Company (the "Transfer Agent") maintains a share account for each shareholder of record. Share certificates are not issued unless shareholders so request by contacting their Michigan National Bank or Independence One representative or authorized brokers in writing.

    Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

    Dividends and Capital Gains

    Dividends are declared and paid annually. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains are automatically reinvested on payment dates in additional shares without a sales charge unless cash payments are requested by shareholders in writing to the Fund through their Michigan National Bank or Independence One representative or an authorized broker. Shares purchased with reinvested dividends are credited to shareholder accounts on the following day.

    Systematic Investment Program

    Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

    Exchanging Securities for Fund Shares

    The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

    Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

    Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

    Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

    If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

    Exchange Privilege

    All shareholders of the Fund are shareholders of the Trust, which consists of the Fund, Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One Fixed Income Fund, Independence One Michigan Municipal Bond Fund, Independence One U.S. Government Securities Fund and the following money market funds: Independence One Michigan Municipal Cash Fund; Independence One Prime Money Market Fund; and Independence One U.S. Treasury Money Market Fund. Shareholders of the Fund have access to these funds ("participating funds") through an exchange program.

    With the exception of Independence One Prime Money Market Fund, the participating funds currently offer only one class of shares. If such funds should add a second class of shares, exchanges may be limited to shares of the same class of each fund. Shareholders of the Fund have access to both Class A Shares and Class B Shares of Independence One Prime Money Market Fund through the exchange program.

    Shares of the Fund may be exchanged for shares of participating funds at net asset value.

    Shareholders who exercise this exchange privilege must exchange shares having a net asset value at least equal to the minimum investment of the participating fund into which they are exchanging. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which the exchange is being made.

    Upon receipt by the Transfer Agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend, and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Fund Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Michigan National Bank or Independence One representative or authorized broker.

    Exchange by Telephone. Shareholders may provide instructions for exchanges between participating funds by telephone to their Michigan National Bank or Independence One representative by calling 1-800-334-2292. In addition, investors may exchange shares by calling their authorized brokers directly. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

    An authorization form permitting the Fund to accept telephone exchange requests must be completed before the Fund will accept such requests. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or an authorized broker. Telephone exchange instructions may be recorded.

    Telephone exchange instructions must be received by Michigan National Bank, Independence One or an authorized broker and transmitted to the Transfer Agent before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange from the Fund into a participating fund will not receive a dividend from the Fund on the date of the exchange.

    Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Michigan National Bank or Independence One representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065.

    Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the Transfer Agent by a Michigan National Bank or Independence One representative or an authorized broker and deposited to the shareholder's account before being exchanged.

    If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

    Written Exchange. A shareholder wishing to make an exchange by written request may do so by sending it to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065. In addition, an investor may exchange shares by sending a written request to its authorized broker directly.

    Redeeming Fund Shares

    Shares are redeemed at their next determined net asset value after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Telephone or written requests for redemption must be received in proper form and can be made to the Fund through a Michigan National Bank or Independence One representative or an authorized broker. Although the Transfer Agent generally does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

    By Telephone. Shares may be redeemed by telephoning a Michigan National Bank or an Independence One representative at 1-800-334-2292. In addition, shareholders may redeem shares by calling their authorized brokers directly. Redemption requests must be received and transmitted to the Transfer Agent before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Michigan National Bank or Independence One representative or authorized broker is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Transfer Agent. Authorized brokers may charge customary fees and commissions for this service. If at any time, the Fund were to determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

    For calls received before 4:00 p.m. (Eastern time) proceeds will normally be wired the next day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System or a check will be sent to the address of record. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received.

    An authorization form permitting the Fund to accept telephone redemption requests must be completed before the Fund will accept such requests. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or an authorized broker. Telephone redemption instructions may be recorded.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

    If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

    By Mail. Shareholders may redeem shares by sending a written request to the Fund through their Michigan National Bank or Independence One representative or authorized broker. The written request should include the shareholder's name, the Fund name, the class designation, if any, the account number, and the share or dollar amount requested. Shareholders redeeming through Michigan National Bank or Independence One should mail written requests to:
    Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065. Investors redeeming through authorized brokers should mail written requests directly to their brokers.

    If share certificates have been issued, they must be properly endorsed and must be sent (registered or certified mail is recommended) with the written request.

    Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

          o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

          o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

          o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

          o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934, as amended.

    The Fund does not accept signatures guaranteed by a notary public.

    The Fund and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

    Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request.

    Systematic Withdrawal Program

    Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions made with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

    Accounts with Low Balances

    Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions or exchanges. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

    Shareholder Information

    Voting Rights

    Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

    Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

    Effect of Banking Laws

    The Glass-Steagall Act and other banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such banking laws and regulations do not prohibit such a holding company or affiliate from acting as an investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

    Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of the Trust's counsel, that they may perform these services for the Trust as contemplated by the agreements entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that existing shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

    Tax Information

    Federal Income Tax

    The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, paid by the Fund. This applies whether dividends or distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

    Investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduced tax rates or exemptions on this income. The effective rate of foreign tax cannot be predicted, since the amount of Fund assets to be invested within various countries is unknown. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

    Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

    If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period to claim a foreign tax credit.

    The Code may limit a shareholder's ability to claim a foreign tax credit. Furthermore, shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

    Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws, including treatment of distributions as income or return of capital.

    Performance Information

    From time to time the Fund advertises its total return and yield.

    Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

    The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semiannual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

    From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices, as described in the Statement.

    Independence One Mutual Funds               Independence One
                                                International Equity Fund
    Independence One International Equity       (A Portfolio of Independence One
    Fund                                        Mutual Funds)
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010         Prospectus dated June __, 1998

    Investment Adviser                          Federated Securities Corp.
    Michigan National Bank                      Distributor
    27777 Inkster Road                          A subsidiary of Federated
    Mail Code 10-52                             Investors
    Farmington Hills, Michigan 48333-9065       Federated Investors Tower
                                                Pittsburgh, PA  15222-3779
    Sub-Adviser
    National Australia Asset Management         CUSIP ______
    Ltd.                                        G00____ (6/98)
    333 Collins Street
    Melbourne, Victoria 3000, Australia

    Distributor
    Federated Securities Corp.
    Federated Investors Tower
    Pittsburgh, Pennsylvania 15222-3779

    Custodian
    Michigan National Bank
    27777 Inkster Road
    Mail Code 10-52
    Farmington Hills, Michigan 48333-9065

    Transfer Agent and
    Dividend Disbursing Agent
    Federated Shareholder Services Company
    P.O. Box 8609
    Boston, Massachusetts 02266-8609

    Independent Auditors
    KPMG Peat Marwick LLP
    One Mellon Bank Center
    Pittsburgh, Pennsylvania 15219






                   Independence One International Equity Fund

                 (A Portfolio of Independence One Mutual Funds)

                       Statement of Additional Information










This Statement of Additional Information (the "Statement") should be read with the prospectus of Independence One International Equity Fund (the "Fund"), a portfolio of Independence One Mutual Funds (the "Trust") dated June __, 1998. This Statement is not a prospectus.
You may request a copy of a prospectus free of charge by calling 1-800-334-2292.

Independence One International Equity Fund
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

                                                   Statement dated June __, 1998



FEDERATED INVESTORS


Federated Securities Corp., Distributor

Cusip _________
GO_______ (6/98)

Table of Contents
[TO BE ADDED]

General Information About the Fund

The Fund is a portfolio in Independence One Mutual Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989.

Investment Objective and Policies

The Fund's investment objective is total return. This investment objective cannot be changed without the approval of shareholders.

Types of Investments

In addition to the common stocks described in the prospectus, the Fund may also invest in temporary investments which include, but are not limited to, short-term money market instruments and U.S. government obligations, and securities in such proportions as, in the judgment of the Fund's investment adviser, prevailing market conditions warrant. The following discussion supplements the description of the Fund's investment policies in the prospectus. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

    U.S. Government Securities

               The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities ("U.S. Government Securities"). These securities are backed by:

                o     the full faith and credit of the U.S. Treasury;

                o     the issuer's right to borrow from the U.S. Treasury;

               o    the  discretionary  authority  of  the  U.S.  government  to
                    purchase     certain     obligations    of    agencies    or
                    instrumentalities; or

               o the credit of the agency or instrumentality issuing the obligations.

                Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae (formerly, the Federal National Mortgage Association); Government National Mortgage Association; and Student Loan Marketing Association.

      Variable Rate U.S. Government Securities

            In the case of certain U.S. Government Securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.

            Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. Government Securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. Government Securities.

            The Fund may purchase variable rate U.S. Government Securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

      Money Market Instruments

            The Fund may invest in the following money market instruments:

            o instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC");

            o commercial paper issued by domestic or foreign corporations rated A-1 by Standard & Poor's ("S&P") P-1 by Moody's Investors Service, Inc., or F-1 by Fitch, Inc. or, if unrated, of comparable quality as determined by the Fund's investment adviser;

            o time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF") or in institutions whose accounts are insured by the Savings Association Insurance Fund, which is also administered by the FDIC, including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks; or

            o     bankers' acceptances.

      Repurchase Agreements

            The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

      When-Issued and Delayed Delivery Transactions

            These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

Restricted and Illiquid Securities

            The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

                  _     the frequency of trades and quotes for the security;

                    _ the number of dealers willing to purchase or sell the security and the number of other potential buyers;

                    _    dealer  undertakings  to make a market in the security;
                         and

                    _ the nature of the security and the nature of the marketplace trades.


      Futures and Options Transactions

            The Fund may engage in futures and options hedging transactions. In an effort to reduce fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed only on the exchange on which the position was established.

      Futures Contracts

            The Fund may engage in transactions in financial futures contracts. A securities futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a set price at a certain time in the future. In contrast, a stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

            The purpose of the purchase or sale of a futures contract by the Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. For example, in the equity securities market, in order to hedge its holdings of equity securities against a decline in market prices, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its equity securities may decline during the anticipated holding period. The Fund would "go long" (i.e., agree to purchase securities in the future at a predetermined price) to hedge against an increase in market prices.

      Put Options on Futures Contracts

            The Fund may engage in transactions in put options on futures contracts. The Fund may purchase listed put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated decrease in stock prices.

            Generally, if the hedged portfolio securities decrease in value during the term of a put option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its put option by selling an identical put option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second put option may be large enough to offset both the premium paid by the Fund for the original put option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the put option) and exercise the put option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

            When the Fund sells a put option on a futures contract, it receives a cash premium which can be used in whatever way is deemed most advantageous to the Fund. In exchange for such premium, the Fund grants to the purchaser of the put option the right to receive from the Fund, at the strike price, a short position in such futures contract, even though the strike price upon exercise of the put option is greater than the value of the futures position received by such holder. If the value of the underlying futures position is not such that exercise of the put option would be profitable to the option holder, the put option will generally expire without being exercised. The Fund has no obligation to return premiums paid to it whether or not the put option is exercised. It will generally be the policy of the Fund, in order to avoid the exercise of a put option sold by it, to cancel its obligation under the put option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of a put option having the same term as the put option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the put option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction.

      Call Options on Futures Contracts

            The Fund may engage in transactions in call options on futures contracts. In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against, for example, a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the call option if the call option is exercised. As stock prices fall, causing the prices of futures to go down, the Fund's obligation as seller of a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the call option has no reason to exercise the call option, so that the Fund keeps the premium received for the call option. This premium can help substantially to offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call option written by the Fund, or exercise of it by the buyer, the Fund may close out the call option by buying an identical call option. If the hedge is successful, the cost of the second call option will be less than the premium received by the Fund for the initial call option. The net premium income of the Fund will then help offset the decrease in value of the hedged securities.

            When the Fund purchases a call option on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call option was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract.

            The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio (including cash or cash equivalents) plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

      "Margin" in Futures Transactions

            Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with the custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contracts initial margin does not involve a borrowing by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

            A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

      Restrictions On Futures Contracts and Options Thereon

            The Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the value of assets which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased in order to protect against a price increase on securities or other assets intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days or less.

      Purchasing Put Options on Portfolio Securities

            The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

      Writing Covered Call Options on Portfolio Securities

            The Fund may write covered call options to generate income. As a writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

      Over-the-Counter Options

            The Fund may purchase and write over-the-counter options ("OTC options") on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Fund and not traded on an exchange.

            OTC options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

      Warrants

            The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

      Reverse Repurchase Agreements

            The Fund also may enter into reverse repurchase agreements under certain circumstances. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

            When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

      Lending of Portfolio Securities

            In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will enter into loan arrangements only with broker/dealers, banks, or other institutions which the Fund's investment adviser has determined are creditworthy. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned.

            There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities were to file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

            The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan. In circumstances where the Fund does not have the right to vote, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

      Additional Risk Considerations

            The Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of duties on the part of the Adviser, any losses resulting from the holding of the Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of shareholders. No assurance can be given that the Trustees's appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

Portfolio Turnover

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 150%.

Investment Limitations

      Selling Short and Buying on Margin

            The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      Issuing Senior Securities and Borrowing Money

            The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

            The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

      Pledging Assets

            The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For the purpose of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with investment activities.

      Investing in Real Estate

            The Fund will not purchase or sell real estate, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

     Investing  in  Commodities,   Commodity  Contracts,  or  Commodity  Futures
     Contracts

            The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.
      Underwriting

            The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      Diversification of Investments

            With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; U.S. Government Securities and repurchase agreements collateralized by such U.S. Government Securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the voting securities of that issuer.

      Concentration of Investments

            The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in U.S. Government Securities, and repurchase agreements secured by such instruments.

      Lending Cash or Securities

            The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

      Investing in Securities of Other Investment Companies

            The Fund can acquire up to 3% of the total outstanding securities of other investment companies. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding 1.5%. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.


    Investing in Illiquid and Restricted Securities

            The Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options.


      Investing in Put Options

            The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

      Writing Covered Call Options

            The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

      Purchasing Securities to Exercise Control

            The Fund will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the investment limitations stated above.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund does not intend to borrow money in excess of 5% of the value of its total assets during the current year.

Independence One Mutual Funds Management

Officers and Trustees

Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions, including any affiliation with Michigan National Bank, Michigan National Corporation, Federated Investors, Federated Securities Corp., Federated Administrative Services, and Federated Services Company.

Robert E. Baker
4327 Stoneleigh Road
Bloomfield Hills, MI
Birthdate:  May 6, 1930
Trustee
Retired; formerly, Vice Chairman, Chrysler Financial Corporation.

Harold Berry
Berry Enterprises
290 Franklin Center
29100 Northwestern Highway
Southfield, MI
Birthdate:  September 17, 1925
Trustee
Managing Partner, Berry Enterprises; Chairman, Independent Sprinkler Companies, Inc.; Chairman, Berry, Ziegelman & Company.

Nathan Forbes*
P.O. Box 667
Southfield, Michigan
Birthdate:  December 5, 1962
Trustee
President, The Forbes Company.

Harry J. Nederlander+
231 S. Old Woodward, Suite 219
Birmingham, MI
Birthdate:  September 5, 1917
Trustee
Chairman, Nederlander Enterprises.

Thomas S. Wilson+
Two Championship Drive
Auburn Hills, MI
Birthdate:  October 8, 1949
Trustee
President and Executive Administrator of the Detroit Pistons; President and CEO, Palace Sports and Entertainment.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of some of the Funds distributed by Federated Securities Corp.

Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate:  February 5, 1947
Vice President and Assistant Treasurer
Vice President and Assistant Treasurer of various Funds distributed by Federated Securities Corp.

Jay S. Neuman
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 22, 1950
Secretary
Corporate Counsel, Federated Investors.

+ Members of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
Fund Ownership

Officers and Trustees own less than 1% of the outstanding shares of the Fund.

Trustees' Compensation

-------------------------------------------------------------------------------
NAME,                      AGGREGATE COMPENSATION
POSITION WITH              FROM
THE TRUST                  THE TRUST*
-------------------------------------------------------------------------------
Robert E. Baker            $
Trustee
Harold Berry               $
Trustee
Nathan Forbes              $
Trustee
Harry J. Nederlander       $
Trustee
Thomas S. Wilson           $
Trustee
-------------------------------------------------------------------------------

* Information is furnished for the fiscal year ended April 30, 1998. The Trust is the only Investment Company in the Fund Complex. The aggregate compensation is provided for the Trust which is comprised of nine portfolios. The Fund had not commenced operations as of April 30, 1998 and did not pay any compensation to the Trustees prior to commencing operations. Each of the portfolios of the Trust, including the Fund, pays a portion of the aggregate compensation of the Trustees in direct proportion to its respective average net assets.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Michigan National Bank (the "Adviser").

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by the Adviser, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon the Adviser by its contract with the Trust.

Because of the internal controls maintained by Michigan National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Michigan National Bank's or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, Michigan National Bank receives an annual investment advisory fee as described in the prospectus.

Sub-Adviser to the Fund

The Fund's sub-adviser is National Australia Asset Management Limited (the "Sub-Adviser").

Sub-Advisory Fees

For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.

Brokerage Transactions

The Advisers may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Advisers and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Advisers or their affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Advisers or their affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers to execute securities transactions for the Fund, including brokers that offer brokerage and research services in connection with executing transactions. The Advisers and their affiliates determine in good faith that commissions charged by such brokers are reasonable in relation to the value of the brokerage and research services provided.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisers, investments of the type the Funds may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Advisers are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for investments or sales will be allocated in a manner believed by the Advisers to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Trust Administration

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus.

Custodian

Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities, cash and other assets of the Fund. For the services to be provided to the Fund pursuant to the Custodian Agreement between the Trust and the custodian, the Fund pays the custodian an annual fee that is based upon the average daily net assets of the Fund and is payable monthly. The Fund will also pay the custodian transaction fees and out-of-pocket expenses.


Transfer Agent and Dividend Disbursing Agent

Federated Services Company, Boston, Massachusetts, through its subsidiary Federated Shareholder Services Company, is the transfer agent for the shares of the Fund and dividend disbursing agent for the Fund.

Independent Auditors

The firm of independent auditors for the Fund is KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

Purchasing Shares

Shares of the Fund are sold at their net asset value without a sales charge on days when both the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum income may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Michigan National Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

Net asset value generally changes each business day. The business days on which net asset value is calculated by the Fund are described in the prospectus.

Determining Market Value of Securities

The market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price on a national securities exchange, if applicable;

     o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

     o    for unlisted equity securities, according to the latest bid prices;

     o for bonds and other fixed income securities, other than short-term obligations, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

     o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts and options traded on an exchange at their market values established by the exchanges on which they trade at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary. The market value for futures contracts and options which are not traded on an exchange will be determined by an independent pricing service.

Trading in Foreign Securities

Trading in foreign cities may be completed at times which vary from the closing of the NYSE. In computing the net asset values, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Redeeming Shares

The Fund redeems its shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Fund Shares."

Redemption in Kind

Although the Fund intends to redeem its shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities it deems appropriate from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value for the Fund and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, under which the Fund is obligated to redeem shares during any 90-day period for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

Tax Status

The Fund's Tax Status

The Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
To qualify for this treatment, the Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest   in   securities   within   certain   statutory   limits   for
          diversification purposes; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

Foreign Taxes

Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.


Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

Capital Gains

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

Total Return

Once the Fund has a longer operating history, the average annual total returns for the Fund for the 1-year, 5-year and 10-year periods or the period from the date of initial public investment in the Fund, if less than such periods, will be disclosed here.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.

Yield

The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Performance Comparisons

The Fund's performance depends upon such variables as:

      o     portfolio quality;

      o     type of instruments in which the portfolio is invested;

      o     changes in interest rates and market value of portfolio securities;

      o     changes in the Fund's expenses; or

      o     various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

      o Standard & Poor's Composite Index of 500 Stocks, which is a composite index of common stocks in industry, transportation, and financial and public utility companies, can be compared to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assume reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

      o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking and category in advertising and sales literature.

      o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

      o Morgan Stanley Capital International EAFE Index, an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

      o Morgan Stanley Capital International Europe Index, an unmanaged index of common stocks that includes 14 countries throughout Europe.

     o Morgan Stanley Capital International Japan Index, an unmanaged index of common stocks.

      o Morgan Stanley Capital International World Index, an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.


Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effects on the securities markets. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analyses on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.




Independence One Small Cap Fund
    (A Portfolio of Independence One Mutual Funds)

    Prospectus


    The shares of Independence One Small Cap Fund (the "Fund") offered by this prospectus represent interests in the Fund which is a diversified portfolio and one of a series of investment portfolios in Independence One Mutual Funds (the "Trust"), an open-end management investment company (a mutual fund). Michigan National Bank has overall responsibility for professionally managing the Fund's portfolio.

    The investment objective of the Fund is total return. The Fund will pursue this objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the Standard & Poor's SmallCap 600 Index (the "S&P SmallCap 600") by investing primarily in a representative sample of the common stocks comprising the S&P SmallCap
    600. The Fund is neither affiliated with nor sponsored by Standard & Poor's ("S&P").

    Shares of the Fund are intended to be sold as an investment vehicle for institutions, corporations, fiduciaries and individuals. Shareholders can invest, reinvest, or redeem shares at any time without charge or penalty imposed by the Fund. Shareholders have access to other portfolios of the Trust through an exchange program.

    The shares offered by this prospectus are not deposits or obligations of Michigan National Bank, are not endorsed or guaranteed by Michigan National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

    This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

    The Fund has also filed a Statement of Additional Information (the "Statement") dated June __, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement is incorporated by reference into this prospectus. You may request a copy of the Statement free of charge by calling toll-free 1-800-334-2292. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. This prospectus, the Statement, material incorporated by reference into these documents, and other information regarding the Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Prospectus dated June __, 1998

    TABLE OF CONTENTS
    [TO BE ADDED]

Summary of Fund Expenses

    [TO BE ADDED]

    General Information

    The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to the Trust's portfolio known as Independence One Small Cap Fund. As of the date of this prospectus, the Fund does not offer separate classes of shares.

    Shares of the Fund are designed primarily for individuals and institutions as a convenient means of accumulating an interest in a professionally-managed, diversified portfolio investing substantially in the common stocks of selected companies with small market capitalizations. A minimum initial investment of $1,000 is required. Subsequent investments must be in the amount of at least $100.

    Investment Information

    Investment Objective

    The investment objective of the Fund is total return. The investment objective cannot be changed without the approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

    Investment Policies

    The Fund will pursue its investment objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600 by investing primarily in a representative sample of the common stocks comprising the S&P SmallCap 600. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

    The S&P SmallCap 600 is a capitalization-weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors and industry groups. S&P's selection criteria go beyond merely including companies based solely on market capitalization, and include market size, capitalization, trading activity and liquidity, soundness of financial and operating conditions, industry representation and public ownership. The S&P SmallCap 600 reflects a diversified market portfolio, although it has fewer securities than other comparable indices. For example, it does not include initial public offering issues, which experience high volatility in market value and are often illiquid. It also does not include real estate investment trusts, which are generally viewed as real estate investments. According to S&P, the spreads between bids and asking prices are generally lower for stocks in the S&P SmallCap 600, and average daily trading volume is usually higher than with other comparable small-cap indices.

    The S&P SmallCap 600 also exhibits a lower issuer turnover rate than other comparable small-cap indices. Higher turnover can prove particularly costly to funds that, like the Fund, are based to some extent on an index. Managers must sell stocks deleted from the index and purchase stocks that are added, thus increasing a fund's expenses. The higher turnover may also cause higher tax consequences for a fund's shareholders. S&P adds and deletes companies throughout the year, as necessary, with a view toward minimizing disruption. Unlike other small-cap indices, S&P does not automatically remove a company from the S&P SmallCap 600 when the company's market capitalization rises above or falls below the market capitalization selection criteria. Also, S&P does not determine the market capitalization parameters based on a range of the dollar amounts of such capitalizations. Instead, S&P defines the small-cap range as percentiles of the entire market's value. S&P selected a small-cap range of from approximately the 50th percentile down to approximately the 83rd percentile of the entire market from the largest capitalized to the smallest capitalized companies. The percentiles represent divisions by capitalization, not by number of companies. While the percentile range for the index remains constant, the capitalization range in dollar amounts will rise or fall with the market.

    The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 600 stocks and divided by a predetermined base value. The base value for the S&P SmallCap 600 is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions.

    Inclusion of a particular stock in the S&P SmallCap 600 in no way implies an opinion by S&P as to its investment attractiveness. S&P is not a sponsor of or in any way affiliated with the Fund.

    As noted above, the Fund will limit its stock selections to those stocks included in the S&P Small Cap 600. Michigan National Bank (the "Adviser") and Sosnoff Sheridan Corporation (the "Sub-Adviser") (collectively, the "Advisers") intend to invest the Fund's holdings in approximately 200 of these stocks. In selecting which of the S&P Small Cap 600 stocks to purchase for the Fund, the Advisers will seek to achieve a representative sampling of the various industry groups contained in that index. Any stock selected for the Fund must also meet the following criteria: the stock must have a history of price volatility ("beta") similar to the average beta of all stocks in the index; the stock's price must be equal to or greater than the average index stock price; the number of outstanding shares of the stock must be equal to or greater than that of the average index stock; and the stock must have a total capitalization equal to or greater than the average index stock capitalization. The Advisers believe that application of these criteria will help focus the Fund's holdings on stocks that are relatively more liquid and that can be bought and sold with relatively lower transaction costs.

    The Fund's ability to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600 will depend partly on the size and timing of cash flows into and out of the Fund, as well as on the particular stocks selected by the Advisers. From time to time, adjustments may be made in the Fund because of changes in the composition of the S&P SmallCap 600 as announced by S&P, which will result in accompanying costs, including brokerage fees, custodial expenses, and transfer taxes. Portfolio turnover is also expected to be lower than for many other investment companies. The adverse financial situation of an issuer may not directly result in the elimination of its securities from the portfolio, unless the securities are removed from the S&P SmallCap 600. The Fund reserves the right to remove an investment from the Fund if, in the Advisers' opinion, the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

    Acceptable Investments

    In addition to the investment policies described above, the Fund may utilize stock index futures contracts and options on stocks, stock indices and stock index futures contracts for the purposes of managing cash flows into and out of the Fund's portfolio and potentially reducing transaction costs. The Fund will enter into stock index futures contracts only for the purpose of offsetting risks from other positions.

    The Fund may hold cash reserves. Cash reserves may be invested in temporary investments which include, but are not limited to, short-term money market instruments, U.S. Government Securities (including variable rate U.S. Government Securities), and repurchase agreements. The Fund may invest in restricted securities, illiquid securities and securities of other investment companies, and may lend its portfolio securities, subject to investment limitations described in the Statement.

    Stock Index Futures and Options. The Fund may utilize stock index futures contracts, options, and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets. Also, the Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions and the Fund's investment in futures contracts and options thereon will be limited as described below.

    These futures contracts and options will serve three purposes. First, the futures contracts, some of which require a margin, and options will allow the Fund to maintain sufficient liquidity to meet redemption requests, thereby managing cash flows into and out of the Fund. Secondly, the futures contracts and options will increase the level of Fund assets that may be devoted to attempting to approximate or exceed the investment return of the S&P SmallCap 600. Third, participation in futures contracts and options could potentially reduce transaction costs, since transaction costs associated with futures contracts and options can be lower than costs stemming from direct investments in stocks.

          Risks. There are several risks accompanying the utilization of futures contracts to effectively anticipate market movements. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that an active market will exist for the contracts at a specified time. The Fund's ability to establish and close out futures contracts and options positions depends on this secondary market. Furthermore, because, by definition, futures contracts look to projected price levels in the future, and not to current price levels, market circumstances may result in there being a discrepancy between the price of a futures contract and the price movement in the underlying stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

          The effective use of futures contracts and options as hedging techniques depends on the correlation between their prices and the behavior of the Fund's portfolio securities as well as the Advisers' ability to accurately predict the direction of stock prices, interest rates and other relevant economic factors. In addition, daily limits on the fluctuation of futures contracts and options prices could cause the Fund to be unable to timely liquidate its futures contracts or options positions and cause the Fund to suffer greater losses than would otherwise be the case. In this regard, the Fund may be unable to anticipate the extent of its losses from futures contracts transactions. The Statement includes a further discussion of futures contracts and options transactions.

          In view of these considerations, the Fund will comply with the following restrictions when purchasing and selling futures contracts. First, the Fund may not enter into futures contracts and options on futures contracts, for purposes other than "bona fide hedging" as defined in regulations adopted by the Commodity Futures Trading Commission ("CFTC Regulations"), for which aggregate initial margin and premiums paid for unexpired options exceed 5% of the fair market value of the Fund's total assets, such market value to be determined after taking into account unrealized profits and losses on futures contracts and options on futures contracts into which the Fund has entered. For options on futures contracts that are in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Regulations may be excluded in computing such 5% limitation. Second, the Fund will not enter into futures contracts for speculative purposes. Third, the Fund does not constitute a commodity pool, market itself as such, or serve as a vehicle for trading in the commodities futures or commodity options markets. In this regard, the Fund discloses to all prospective investors the limitations on its futures contracts and options on futures contracts transactions, and makes clear that these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to CFTC Regulations. Finally, the Fund has claimed an exclusion from registration as a commodity pool operator under CFTC Regulations. When the Fund purchases financial futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the financial futures contracts (less any related margin deposits), will be segregated to collateralize the position and, thereby, insure that the use of such financial futures contracts or options thereon is unleveraged.

    Temporary Investments. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash and cash items, including short-term money market instruments; securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"); and repurchase agreements.

    The Fund may also hold the instruments described above in such amounts as necessary to provide funds for the settlement of portfolio transactions, to invest cash receipts in the ordinary course of business and to meet requests for redemption of Fund shares.

          U.S. Government Securities. The U.S. Government Securities in which the Fund may invest include, but are not limited to, the following:

     o direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

     o notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

     o notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

     o    notes,   bonds,   and   discount   notes  of  other  U.S.   government
          instrumentalities    supported    only   by   the    credit   of   the
          instrumentalities.

          Some of the short-term U.S. Government Securities the Fund may purchase may carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as a published interest rate or interest rate index.

          Repurchase Agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government Securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of purchase by the Fund. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities by the Fund.

    Equity Investment Considerations

    As described above, the Fund invests primarily in the common stocks comprising the S&P SmallCap 600. As with other mutual funds that invest primarily in common stocks, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline in value over short or even extended periods of time, and the U.S. equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

    Furthermore, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in this Fund. Small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's Daily Stock Price Index of 500 Common Stocks (the "S&P 500 Index"). This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. In addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rise, or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the S&P 500 Index.

    Derivative Contracts and Securities

    The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.

    Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will use derivative contracts and securities only for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in contracts or securities that could be characterized as derivatives, it will do so only in a manner consistent with its investment objective, policies and limitations.

    Investment Limitation

    The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for at least a percentage of its cash value with an agreement to buy it back on a set date at a set price) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets, including the amount borrowed, and pledge securities to secure such borrowings.

    With respect to 75% of the value of its total assets, the Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer (other than cash; cash items; U. S. Government Securities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies).

    The above investment limitations and certain other investment limitations described in the Statement cannot be changed without shareholder approval.

    Independence One Mutual Funds Information

    Management of the Trust

    Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

    Investment Adviser. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Michigan National Bank, as the Fund's investment adviser subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio securities and instruments, for which the Adviser receives an annual fee from the assets of the Fund.

          Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse certain expenses of the Fund.

          Adviser's Background. Michigan National Bank, a national banking association, is a wholly-owned subsidiary of Michigan National Corporation ("MNC"). MNC is a wholly-owned subsidiary of National Australia Bank Limited, which is a transnational banking organization, headquartered in Melbourne, Australia. Through its subsidiaries and affiliates, MNC, Michigan's fourth largest bank holding company in terms of total assets, as of December 31, 1997, $9.583 billion, offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division of Michigan National Bank (the "Trust Division") have managed custodial assets totaling $11.4 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.2 billion.

          Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

          As part of its regular banking operations, Michigan National Bank may make loans to, or provide credit support for obligations issued by, public companies or municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Michigan National Bank. The lending relationship will not be a factor in the selection of such securities.

          Sharon Dischinger is Second Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills, and has been responsible for management of the Fund's portfolio since its inception. Ms. Dischinger joined Michigan National Bank in 1990 and is currently the head equity trader. She is also a General Securities Representative. Prior to Michigan National Bank, Ms. Dischinger was the head equity trader at Morison Asset Management.

    Sub-Adviser. Pursuant to the terms of an investment sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation (doing business as Sosnoff Sheridan Group), the Sub-Adviser furnishes certain investment advisory services to the Adviser, including investment research, statistical and other factual information, and recommendations, based on its analyses, and assists the Adviser in identifying securities for potential purchase and/or sale by the Fund's portfolio. For the services provided and the expenses incurred by the Sub-Adviser pursuant to the sub-advisory agreement with the Adviser, the Sub-Adviser is entitled to receive an annual fee, to be paid by the Adviser, of 0.05% of the average daily value of the Fund's equity securities. The Sub-Adviser may elect to waive some or all of its fee. In no event shall the Fund be responsible for any fees due to the Sub-Adviser for its services to the Adviser. The Sub-Adviser, located at 440 South LaSalle Street, Suite 2301, Chicago, Illinois, 60605, is a corporation controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. Messrs. Sosnoff and Sheridan are experienced in providing index management services to numerous clients, including investment companies. In the event that the Sub-Adviser, for any reason, ceases to furnish sub-advisory services to the Fund, the Adviser will assume direct responsibility for all advisory functions.

    Distribution of Fund Shares

     Federated Securities Corp. is the principal distributor for shares of the Fund (the "Distributor"). It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

    Fund Administration

     Administrative Services. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as certain legal and accounting services. Federated Administrative Services provides these services at an annual rate as specified below:

            Maximum                                Average Aggregate Daily
      Administrative Fee                           Net Assets of the Trust
     ----------------------                 ------------------------------------
             .150%                          on the first $250 million
             .125%                          on the next $250 million
             .100%                          on the next $250 million
             .075%                          on assets in excess of $750 million

    The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in Independence One Mutual Funds. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

     Custodian. Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities, cash and other assets of the Fund.

    Brokerage Transactions

    When selecting brokers and dealers to handle the purchase and sale of portfolio securities and instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio securities or instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board of Trustees.

    Expenses of the Fund

    The Fund pays all of its own expenses and its allocable share of the Trust's expenses. These expenses include, but are not limited to, the cost of organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and government agencies; meetings of Trustees and shareholders and proxy solicitations therefor; insurance premiums; association membership dues; and such nonrecurring and extraordinary items as may arise. However, the Advisers and Federated Administrative Services may voluntarily waive and/or reimburse some expenses.

    Net Asset Value

    The Fund's net asset value per share fluctuates. It is determined by adding the market value of all securities and other assets of the Fund, subtracting the liabilities of the Fund, and dividing the remainder by the total number of shares of the Fund outstanding.

    Investing in the Fund

    Share Purchases

    Shares of the Fund may be purchased through Michigan National Bank, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. Texas residents must purchase shares through Federated Securities Corp. at 1-800-618-8573. Investors may purchase shares of the Fund on days on which both the New York Stock Exchange and Federal Reserve Wire System are open for business. In connection with the sale of Fund shares, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

     To Place an Order. Investors may call toll-free 1-800-334-2292 to purchase shares of the Fund through Michigan National Bank or Independence One. In addition, investors may purchase shares of the Fund by contacting directly their authorized broker. Payments may be made by either check or wire transfer of federal funds.

    Orders must be received by 4:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For shares purchased directly from the Distributor, payment by wire or check must also be received before 4:00 p.m. (Eastern time) on that day. It is the responsibility of Michigan National Bank, Independence One or authorized brokers to transmit orders that were received before 4:00 p.m. (Eastern time) to the Fund by 5:00 p.m. (Eastern time) in order for shares to be purchased at that day's price. For settlement of such a transmitted order, payment must be received by check or wire transfer within three business days of receipt of the order. To purchase by check, the check must be included with the order and made payable to "Independence One Small Cap Fund." Checks must be converted into federal funds to be considered received.

    Federal funds should be wired as follows: Federated Shareholder Services Company c/o Michigan National Bank, Farmington Hills, Michigan; Account
    Number: 6856238933; For Credit to: Independence One Small Cap Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 072000805.

    Minimum Investment Required

    The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

    What Shares Cost

    Shares of the Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Authorized brokers may charge customary fees and commissions for handling shareholders' purchase orders.

    The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

    Certificates and Confirmations

    As transfer agent for the Fund, Federated Shareholder Services Company (the "Transfer Agent") maintains a share account for each shareholder of record. Share certificates are not issued unless shareholders so request by contacting their Michigan National Bank or Independence One representative or authorized brokers in writing.

    Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

    Dividends and Capital Gains

    Dividends are declared and paid semi-annually. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains are automatically reinvested on payment dates in additional shares without a sales charge unless cash payments are requested by shareholders in writing to the Fund through their Michigan National Bank or Independence One representative or an authorized broker. Shares purchased with reinvested dividends are credited to shareholder accounts on the following day.

    Systematic Investment Program

    Once the Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

    Exchanging Securities for Fund Shares

    The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

    Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, and must be liquid. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

    Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for the equivalent amount of securities accepted.

    Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

    If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.

    Exchange Privilege

    All shareholders of the Fund are shareholders of the Trust, which consists of the Fund, Independence One Equity Plus Fund, Independence One International Equity Fund, Independence One Fixed Income Fund, Independence One Michigan Municipal Bond Fund, Independence One U.S. Government Securities Fund and the following money market funds: Independence One Michigan Municipal Cash Fund; Independence One Prime Money Market Fund; and Independence One U.S. Treasury Money Market Fund. Shareholders of the Fund have access to these funds ("participating funds") through an exchange program.

    With the exception of Independence One Prime Money Market Fund, the participating funds currently offer only one class of shares. If such funds should add a second class of shares, exchanges may be limited to shares of the same class of each fund. Shareholders of the Fund have access to both Class A Shares and Class B Shares of Independence One Prime Money Market Fund through the exchange program.

    Shares of the Fund may be exchanged for shares of participating funds at net asset value.

    Shareholders who exercise this exchange privilege must exchange shares having a net asset value at least equal to the minimum investment of the participating fund into which they are exchanging. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which the exchange is being made.

    Upon receipt by the Transfer Agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend, and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Fund Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Michigan National Bank or Independence One representative or authorized broker.

    Exchange by Telephone. Shareholders may provide instructions for exchanges between participating funds by telephone to their Michigan National Bank or Independence One representative by calling 1-800-334-2292. In addition, investors may exchange shares by calling their authorized brokers directly. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

    An authorization form permitting the Fund to accept telephone exchange requests must be completed before the Fund will accept such requests. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or an authorized broker. Telephone exchange instructions may be recorded.

    Telephone exchange instructions must be received by Michigan National Bank, Independence One or an authorized broker and transmitted to the Transfer Agent before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. Shareholders who exchange from the Fund into a participating fund will not receive a dividend from the Fund on the date of the exchange.

    Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Michigan National Bank or Independence One representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065.

    Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the Transfer Agent by a Michigan National Bank or Independence One representative or an authorized broker and deposited to the shareholder's account before being exchanged.

    If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

    Written Exchange. A shareholder wishing to make an exchange by written request may do so by sending it to: Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065. In addition, an investor may exchange shares by sending a written request to its authorized broker directly.

    Redeeming Fund Shares

    Shares are redeemed at their next determined net asset value after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Telephone or written requests for redemption must be received in proper form and can be made to the Fund through a Michigan National Bank or Independence One representative or an authorized broker. Although the Transfer Agent generally does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

    By Telephone. Shares may be redeemed by telephoning a Michigan National Bank or an Independence One representative at 1-800-334-2292. In addition, shareholders may redeem shares by calling their authorized brokers directly. Redemption requests must be received and transmitted to the Transfer Agent before 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Michigan National Bank or Independence One representative or authorized broker is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Transfer Agent. Authorized brokers may charge customary fees and commissions for this service. If at any time, the Fund were to determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

    For calls received before 4:00 p.m. (Eastern time) proceeds will normally be wired the next day to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System or a check will be sent to the address of record. In no event will proceeds be wired or a check sent more than seven days after a proper request for redemption has been received.

    An authorization form permitting the Fund to accept telephone redemption requests must be completed before the Fund will accept such requests. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Michigan National Bank or Independence One representative or an authorized broker. Telephone redemption instructions may be recorded.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

    If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

    By Mail. Shareholders may redeem shares by sending a written request to the Fund through their Michigan National Bank or Independence One representative or authorized broker. The written request should include the shareholder's name, the Fund name, the class designation, if any, the account number, and the share or dollar amount requested. Shareholders redeeming through Michigan National Bank or Independence One should mail written requests to:
    Independence One Mutual Funds, 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan 48333-9065. Investors redeeming through authorized brokers should mail written requests directly to their brokers.

    If share certificates have been issued, they must be properly endorsed and must be sent (registered or certified mail is recommended) with the written request.

    Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

          o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

          o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

          o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

          o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934, as amended.

    The Fund does not accept signatures guaranteed by a notary public.

    The Fund and its Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

     Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven days after receipt of a proper written redemption request. Systematic Withdrawal Program

    Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, shares of the Fund are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions made with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through Michigan National Bank by calling 1-800-334-2292.

    Accounts with Low Balances

    Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions or exchanges. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

    Shareholder Information

    Voting Rights

    Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

    Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

    Effect of Banking Laws

    The Glass-Steagall Act and other banking laws and regulations currently prohibit a bank holding company registered under the Bank Holding Company Act of 1956, as amended, or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such banking laws and regulations do not prohibit such a holding company or affiliate from acting as an investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

    Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of the Trust's counsel, that they may perform these services for the Trust as contemplated by the agreements entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that existing shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

    Tax Information

    Federal Income Tax

    The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

    The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

    Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, paid by the Fund. This applies whether dividends or distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares.

    Performance Information

    From time to time the Fund advertises its total return and yield.

    Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

    The yield of the Fund is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semiannual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

    From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices, as described in the Statement.

    Standard & Poor's

    "Standard & Poor's(R)", "S&P(R)", and "S&P SmallCap 600(R)" are trademarks of the McGraw-Hill Companies, Inc. and have been authorized for use by Michigan National Bank ("MNB"). The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P").

    S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") to track general stock market performance. S&P's only relationship to MNB is permitting the use of certain trademarks and trade names of S&P and of the S&P SmallCap 600 which is determined, composed and calculated by S&P without regard to MNB or the Fund. S&P has no obligation to take the needs of MNB or the owners of the Fund into consideration in the determination of the timing of, prices at, or quantities of, shares of the Fund to be issued or in the determination or calculation of the equation by which the Fund may be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P SMALLCAP 600 OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY MNB, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P SMALLCAP 600 OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE USES PERMITTED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P SMALLCAP 600 OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

    Independence One Mutual Funds               Independence One
                                                Small Cap Fund
    Independence One Small Cap Fund             (A Portfolio of Independence One
    5800 Corporate Drive                        Mutual Funds)
    Pittsburgh, Pennsylvania 15237-7010
                                                Prospectus dated June __, 1998
    Investment Adviser
    Michigan National Bank                      Federated Securities Corp.
    27777 Inkster Road                          Distributor
    Mail Code 10-52                             A subsidiary of Federated
    Farmington Hills, Michigan 48333-9065       Investors
                                                Federated Investors Tower
    Sub-Adviser                                 Pittsburgh, PA  15222-3779
    Sosnoff Sheridan Corporation
    440 South LaSalle Street                    CUSIP ______
    Suite 2301                                  G00____ (6/98)
    Chicago, Illinois 60605

    Distributor
    Federated Securities Corp.
    Federated Investors Tower
    Pittsburgh, Pennsylvania 15222-3779

    Custodian
    Michigan National Bank
    27777 Inkster Road
    Mail Code 10-52
    Farmington Hills, Michigan 48333-9065

    Transfer Agent and
    Dividend Disbursing Agent
    Federated Shareholder Services Company
    P.O. Box 8609
    Boston, Massachusetts 02266-8609

    Independent Auditors
    KPMG Peat Marwick LLP
    One Mellon Bank Center
    Pittsburgh, Pennsylvania 15219





                         Independence One Small Cap Fund

                 (A Portfolio of Independence One Mutual Funds)

                       Statement of Additional Information










    This Statement of Additional Information (the "Statement") should be read with the prospectus of Independence One Small Cap Fund (the "Fund"), a portfolio of Independence One Mutual Funds (the "Trust") dated June __, 1998. This Statement is not a prospectus.
    You may request a copy of a prospectus free of charge by calling 1-800-334-2292.

    Independence One Small Cap Fund
    5800 Corporate Drive
    Pittsburgh, Pennsylvania 15237-7010

                          Statement dated June __, 1998



    FEDERATED INVESTORS


    Federated Securities Corp., Distributor

    Cusip _________
    GO_______ (6/98)

    Table of Contents
    [TO BE ADDED]

    General Information About the Fund

    The Fund is a portfolio in Independence One Mutual Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated January 9, 1989.

    Investment Objective and Policies

    The Fund's investment objective is total return. This investment objective cannot be changed without the approval of shareholders.

    Types of Investments

    In addition to the common stocks described in the prospectus, the Fund may also invest in temporary investments which include, but are not limited to, short-term money market instruments and U.S. government obligations, and securities in such proportions as, in the judgment of the Fund's investment adviser, prevailing market conditions warrant. The following discussion supplements the description of the Fund's investment policies in the prospectus. Unless otherwise indicated, the investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in the policies becomes effective.

          U.S. Government Securities

          The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities ("U.S. Government Securities"). These securities are backed by:

                o     the full faith and credit of the U.S. Treasury;

                o     the issuer's right to borrow from the U.S. Treasury;

               o    the  discretionary  authority  of  the  U.S.  government  to
                    purchase     certain     obligations    of    agencies    or
                    instrumentalities; or

               o the credit of the agency or instrumentality issuing the obligations.

                Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Fannie Mae (formerly, the Federal National Mortgage Association); Government National Mortgage Association; and Student Loan Marketing Association.

          Variable Rate U.S. Government Securities

                In the case of certain U.S. Government Securities purchased by the Fund that carry variable interest rates, these rates will reduce the changes in the market value of such securities from their original purchase prices.

                Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. Government Securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. Government Securities.

                The Fund may purchase variable rate U.S. Government Securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.

          Money Market Instruments

                The Fund may invest in the following money market instruments:

                o instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation ("FDIC");

                o commercial paper issued by domestic or foreign corporations rated A-1 by Standard & Poor's ("S&P") Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch, Inc. or, if unrated, of comparable quality as determined by the Fund's investment adviser;

                o time and savings deposits whose accounts are insured by the Bank Insurance Fund ("BIF") or in institutions whose accounts are insured by the Savings Association Insurance Fund, which is also administered by the FDIC, including certificates of deposit issued by, and other time deposits in, foreign branches of BIF-insured banks; or

                o     bankers' acceptances.

          Repurchase Agreements

                The Fund requires its custodian to take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller of the securities filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

          Stock Index Futures and Options

                The Fund may utilize stock index futures contracts, options, and options on futures contracts as discussed in the prospectus.

                A stock index futures contract is a bilateral agreement which obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of trading of the contract and the price at which the agreement is originally made. There is no physical delivery of the stocks constituting the index, and no price is paid upon entering into a futures contract. In general, contracts are closed out prior to their expiration. The Fund, when purchasing or selling a futures contract, will initially be required to deposit in a segregated account in the broker's name with the Fund's custodian an amount of cash or U.S. government securities approximately equal to 5-10% of the contract value. This amount is known as "initial margin," and it is subject to change by the exchange or board of trade on which the contract is traded. Subsequent payments to and from the broker are made on a daily basis as the price of the index or the securities underlying the futures contract fluctuates. These payments are known as "variation margin," and the fluctuation in value of the long and short positions in the futures contract is a process referred to as "marking to market." The Fund may decide to close its position on a contract at any time prior to the contract's expiration. This is accomplished by the Fund taking an opposite position at the then prevailing price, thereby terminating its existing position in the contract. Because both the initial and variation margin resemble a performance bond or good faith deposit on the contract, they are returned to the Fund upon the termination of the contract, assuming that all contractual obligations have been satisfied. Therefore, the margin utilized in futures contracts is readily distinguishable from the margin employed in security transactions, since futures contracts margin does not involve the borrowing of funds to finance the transaction.

                A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. Put options on stock indices are similar to put options on stocks except for the delivery requirements. Instead of giving the Fund the right to make delivery of stock at a specified price, a put option on a stock index gives the Fund, as holder, the right to receive an amount of cash upon exercise of the option.

                The Fund may also write covered call options. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. Writing of call options is intended to generate income for the Fund and thereby protect against price movements in particular securities in the Fund's portfolio.

                The Fund may only: (1) buy listed put options on stock indices;
                (2) buy listed put options on securities held in its portfolio; and (3) sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or expired.

          Reverse Repurchase Agreements

                The Fund also may enter into reverse repurchase agreements under certain circumstances. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

                When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


          Lending of Portfolio Securities

                In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will enter into loan arrangements only with broker/dealers, banks, or other institutions which the Fund's investment adviser has determined are creditworthy. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned.

                There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities were to file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan. In circumstances where the Fund does not have the right to vote, the Fund would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

    Portfolio Turnover

    The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%.

    Investment Limitations

          Selling Short and Buying on Margin

                The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

          Issuing Senior Securities and Borrowing Money

                The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not purchase any securities while borrowings in excess of 5% of the value of the Fund's total assets are outstanding.

                The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

          Pledging Assets

                The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For the purpose of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with investment activities.

          Investing in Real Estate

                The Fund will not purchase or sell real estate, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

          Investing in Commodities, Commodity Contracts, or Commodity Futures Contracts

                The Fund will not purchase or sell commodities, commodity contracts or commodity futures contracts except to the extent that the Fund may engage in transactions involving futures contracts and related options.

          Underwriting

                The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

          Diversification of Investments

                With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; U.S. Government Securities and repurchase agreements collateralized by such U.S. Government Securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the voting securities of that issuer.

          Concentration of Investments

                The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in U.S. Government Securities, and repurchase agreements secured by such instruments.

          Lending Cash or Securities

                The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.

    The above investment limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

          Investing in Securities of Other Investment Companies

                The Fund can acquire up to 3% of the total outstanding stock of other investment companies. The Fund will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of the Fund's shares does not include a sales charge exceeding 1.5%. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

          Investing in Illiquid and Restricted Securities

                The Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options.

          Investing in Put Options

                The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

          Writing Covered Call Options

                The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

          Purchasing Securities to Exercise Control

                The Fund will not purchase securities of a company for purposes of exercising control or management.

    Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the investment limitations stated above.

    For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

    The Fund does not intend to borrow money in excess of 5% of the value of its total assets during the current year.

    Independence One Mutual Funds Management

    Officers and Trustees

    Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions, including any affiliation with Michigan National Bank, Michigan National Corporation, Federated Investors, Federated Securities Corp., Federated Administrative Services, and Federated Services Company.

    Robert E. Baker
    4327 Stoneleigh Road
    Bloomfield Hills, MI
    Birthdate:  May 6, 1930
    Trustee
    Retired; formerly, Vice Chairman, Chrysler Financial Corporation.

    Harold Berry
    Berry Enterprises
    290 Franklin Center
    29100 Northwestern Highway
    Southfield, MI
    Birthdate:  September 17, 1925
    Trustee
    Managing Partner, Berry Enterprises; Chairman, Independent Sprinkler Companies, Inc.; Chairman, Berry, Ziegelman & Company.

    Nathan Forbes*
    P.O. Box 667
    Southfield, Michigan
    Birthdate:  December 5, 1962
    Trustee
    President, The Forbes Company.

    Harry J. Nederlander+
    231 S. Old Woodward, Suite 219
    Birmingham, MI
    Birthdate:  September 5, 1917
    Trustee
    Chairman, Nederlander Enterprises.

    Thomas S. Wilson+
    Two Championship Drive
    Auburn Hills, MI
    Birthdate:  October 8, 1949
    Trustee
    President and Executive Administrator of the Detroit Pistons; President and CEO, Palace Sports and Entertainment.

    Edward C. Gonzales
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  October 22, 1930
    President and Treasurer
    Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds distributed by Federated Securities Corp.; President, Executive Vice President and Treasurer of some of the Funds distributed by Federated Securities Corp.

    Jeffrey W. Sterling
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  February 5, 1947
    Vice President and Assistant Treasurer
    Vice President and Assistant Treasurer of various Funds distributed by Federated Securities Corp.

    Jay S. Neuman
    Federated Investors Tower
    Pittsburgh, PA
    Birthdate:  April 22, 1950
    Secretary
    Corporate Counsel, Federated Investors.

    + Members of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
    * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

    Fund Ownership

    Officers and Trustees own less than 1% of the outstanding shares of the Fund.

    Trustees' Compensation

     ---------------------------------------------------------------------------
     NAME,                     AGGREGATE COMPENSATION
     POSITION WITH             FROM
     THE TRUST                 THE TRUST*
     ---------------------------------------------------------------------------
     Robert E. Baker           $
     Trustee
     Harold Berry              $
     Trustee
     Nathan Forbes             $
     Trustee
     Harry J. Nederlander      $
     Trustee
     Thomas S. Wilson          $
     Trustee
     ---------------------------------------------------------------------------

    * Information is furnished for the fiscal year ended April 30, 1998. The Trust is the only Investment Company in the Fund Complex. The aggregate compensation is provided for the Trust which is comprised of nine portfolios. The Fund had not commenced operations as of April 30, 1998 and did not pay any compensation to the Trustees prior to commencing operations. Each of the portfolios of the Trust, including the Fund, pays a portion of the aggregate compensation of the Trustees in direct proportion to its respective average net assets.

    Trustee Liability

    The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

    Massachusetts Partnership Law

    Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign.

    In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

    Investment Advisory Services

    Adviser to the Fund

    The Fund's investment adviser is Michigan National Bank (the "Adviser").

    The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by the Adviser, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon the Adviser by its contract with the Trust.

    Because of the internal controls maintained by Michigan National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Michigan National Bank's or its affiliates' lending relationships with an issuer.

    Advisory Fees

    For its advisory services, Michigan National Bank receives an annual investment advisory fee as described in the prospectus.

    Sub-Adviser to the Fund

    The Fund's sub-adviser is Sosnoff Sheridan Corporation (doing business as Sosnoff Sheridan Group) (the "Sub-Adviser").

    Sub-Advisory Fees

    For its sub-advisory services, the Sub-Adviser receives an annual sub-advisory fee as described in the prospectus.

    Brokerage Transactions

    The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers to execute securities transactions for the Fund, including brokers that offer brokerage and research services in connection with executing transactions. The Adviser and its affiliates determine in good faith that commissions charged by such brokers are reasonable in relation to the value of the brokerage and research services provided.

    Although investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for investments or sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

    Other Services

    Trust Administration

    Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus.

    Custodian

    Michigan National Bank, Farmington Hills, Michigan, is custodian for the securities, cash and other assets of the Fund. For the services to be provided to the Fund pursuant to the Custodian Agreement between the Trust and the custodian, the Fund pays the custodian an annual fee that is based upon the average daily net assets of the Fund and is payable monthly. The Fund will also pay the custodian transaction fees and out-of-pocket expenses.

    Transfer Agent and Dividend Disbursing Agent

    Federated Services Company, Boston, Massachusetts, through its subsidiary Federated Shareholder Services Company, is the transfer agent for the shares of the Fund and dividend disbursing agent for the Fund.

    Independent Auditors

    The firm of independent auditors for the Fund is KPMG Peat Marwick LLP, Pittsburgh, Pennsylvania.

    Purchasing Shares

    Shares of the Fund are sold at their net asset value without a sales charge on days when both the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

    Conversion to Federal Funds

    It is the Fund's policy to be as fully invested as possible so that maximum income may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Michigan National Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

    Determining Net Asset Value

    Net asset value generally changes each business day. The business days on which net asset value is calculated by the Fund are described in the prospectus.

    Determining Market Value of Securities

    The market values of the Fund's portfolio securities are determined as follows:

     o for equity securities, according to the last sale price on a national securities exchange, if applicable;

     o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

     o    for unlisted equity securities, according to the latest bid prices;

     o for bonds and other fixed income securities, other than short-term obligations, as determined by an independent pricing service;

     o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

     o for all other securities, at fair value as determined in good faith by the Trustees.

    Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

    The Fund will value futures contracts and options at their market values established by the exchanges on which they trade at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.

    Redeeming Shares

    The Fund redeems its shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Fund Shares."

    Redemption in Kind

    Although the Fund intends to redeem its shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities it deems appropriate from the Fund's portfolio.

    Redemption in kind will be made in conformity with applicable Securities and Exchange Commission ("SEC") rules, taking such securities at the same value employed in determining net asset value for the Fund and selecting the securities in a manner the Trustees determine to be fair and equitable.

    The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, under which the Fund is obligated to redeem shares during any 90-day period for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

    Tax Status

    The Fund's Tax Status

    The Fund expects to pay no federal income tax because it intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest   in   securities   within   certain   statutory   limits   for
          diversification purposes; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

    Shareholders' Tax Status

    Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. These dividends, and any short-term capital gains, are taxable as ordinary income.

    Capital Gains

    Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held shares.

    Total Return

    The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.

    Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on quarterly reinvestment of dividends over a specified period of time.

    Yield

    The yield for the Fund is determined each day by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

    Performance Comparisons

    The Fund's performance depends upon such variables as:

          o     portfolio quality;

          o     type of instruments in which the portfolio is invested;

          o    changes  in  interest   rates  and  market   value  of  portfolio
               securities;

          o     changes in the Fund's expenses; or

          o     various other factors.

    The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

    Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

          o Standard & Poor's SmallCap 600 Composite Stock Price Index, and Standard & Poor's Composite Index of 500 Stocks, which are composite indices of common stocks in industry, transportation, and financial and public utility companies, can be compared to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

          o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in the maximum offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking and category in advertising and sales literature.

          o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

    Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

    Economic and Market Information

    Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effects on the securities markets. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analyses on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.




PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

            (a)   Financial Statements: To be filed by amendment.
            (b)   Exhibits:
                   (1) Conformed Copy of Declaration of Trust of the Registrant; (1.)
    (i) Conformed Copy of Amendment No. 1 to the Declaration of Trust dated January 9, 1989; (2.)
   (ii) Conformed Copy of Amendment No. 2 to the Declaration of Trust dated January 9, 1989; (2.)
  (iii) Conformed Copy of Amendment No. 3 to the Declaration of Trust dated January 9, 1989; (4.)
   (iv) Conformed Copy of Amendment No. 4 to the Declaration of Trust. dated April 8, 1991; (6.)
    (v) Conformed Copy of Amendment No. 5 to the Declaration of Trust. dated September 26, 1991; (6.)
   (vi) Conformed Copy of Amendment No. 6 to the Declaration of Trust. dated December 9, 1991; (10.)
  (vii) Conformed Copy of Amendment No. 8 to the Declaration of Trust, dated December 6, 1994; (10.)
 (viii)  Conformed Copy of Certification dated December 6, 1994; (10.)
  (ix)   Conformed Copy of Amendment No. 9 to the Declaration of Trust dated
         May 4, 1995; (12.)
--------------------
+All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

(2)  Copy of By-Laws of the Registrant; (1.)
(3)  Not applicable;
(4)   (i)   Copy of Specimen Certificate for Shares of Beneficial Interest of
            Independence One U.S. Government Securities
            Fund; (7.)
     (ii)   Copy of Specimen Certificate for Shares of
            Beneficial Interest of Independence One Equity
            Plus Fund, Independence One Fixed Income Fund,
            and Independence One Michigan Municipal Bond
            Fund; (14.)
     (iii)  Copy of Specimen Certificate for Shares of
            Beneficial Interest of Independence One U.S.
            Treasury Money Market Fund; (2.)
      (iv)  Copy of Specimen Certificates for Shares of
            Beneficial Interest of Independence One Michigan
            Municipal Cash Fund and Independence One Prime
            Money Market Fund-Class A Shares and Class B
            Shares; (16.)
      (iv)  Copy of Specimen Certificates for Shares of Beneficial Interest of
            Independence One Small Cap Fund and
            Independence One International Equity Fund ;+
(5) Conformed copy of Investment Advisory Contract of the
Registrant as amended; (8.)
       (i)  Conformed copy of Investment Sub-Advisory Contract for Independence
            One U.S. Government Securities Fund; (8.)
      (ii)  Conformed copy of Exhibit G to the Present Investment Advisory
            Contract of the Registrant to add Independence
            One Fixed Income Fund to the Present Investment Advisory
            Contract of the Registrant; (14.)
     (iii)  Conformed copy of Exhibit H to the Present Investment Advisory
            Contract of the Registrant to add Independence
            One Michigan Municipal Bond Fund to the Present
Investment Advisory Contract of the Registrant; (14.)
--------------------
+All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989. (File Nos. 33-26516 and 811-5752)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

       (iv)  Conformed copy of Exhibit I to the Present
             Investment Advisory Contract of the Registrant to
             add Independence One Equity Plus Fund to the
             Present Investment Advisory Contract of the
             Registrant; (14.)
       (v) Conformed copy of Exhibit H to the Present Investment Advisory Contract of the Registrant to add Independence
             One International Equity Fund; +
       (vi) Conformed copy of Exhibit I to the Present Investment Advisory Contract of the Registrant to add Independence
             One Small Cap Fund; +
       (vii) Conformed copy of Investment Sub-Advisory
 Agreement for Independence One Equity Plus Fund; (14.) (6)
 Conformed Copy of Distributor's Contract of Registrant
 through and including Exhibit C; (16.)
        (i) Conformed Copy of Exhibit D to the Distributor's
       Contract; (10.) (ii) Conformed Copy of Exhibit E to the
       Distributor's Contract; (10.)
      (iii) Conformed copy of Exhibit F to the Distributor's
       Contract; (13.) (iv) Conformed copy of Exhibit G to the
       Distributor's Contract; (13.)
        (v)  Conformed copy of Exhibit H to the Distributor's Contract; (13.)
       (vi)  Conformed copy of Exhibit I to the Distributor's Contract; (13.)
       (vii) Conformed copy of Exhibit J to the Distributor's Contract; (13.) +
      (viii) Conformed copy of Exhibit K to the Distributor's Contract; (13.) +
 (7)        Not applicable;
 (8)    (i)  Conformed Copy of Custodian Agreement of the Registrant through and including Exhibit A; (16.)
        (a) Conformed Copy of Amendment No. 2 to Exhibit A of the Custodian Agreement; +
       (ii) Conformed Copy of the Agency Agreement of the
      Registrant; (3.) (iii) Conformed Copy of the
      Administrative Services Agreement of the Registrant;
      (16.)
       (iv) Conformed Copy of Amendment No. 1 to Exhibit A of Agency Agreement of the Registrant; (7.)
--------------------
+All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on August 29, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

                   (9) (i) Conformed Copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement;(10.)
                          (a) Amendment to Exhibit 1 of the Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; +
                         (ii) Conformed copy of Shareholder Services Plan; (13.)
                        (iii) Conformed Copy of Exhibit 1 to the Shareholder
                         Services Plan of the Registrant; (12.) (iv) Conformed copy of of Shareholder Services Agreement (Amended and Restated 9/19/95); (15.)
                          (v) Conformed Copy of Exhibit 1 to the Shareholder
                  Services Agreement of the Registrant; (12.) (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (16.)
                  (11)  Conformed Copy of Independent Auditors Consent;(18.)
                  (12)  Not applicable;
                  (13)  Conformed Copy of Initial Capital Understanding; (16.)
                  (14)  Not applicable;
                  (15) (i) Conformed Copy of Distribution Plan through and including Exhibit A; (16.)
  (ii) Copy of Sales Agreement with Federated Securities Corp. and Administrative Agreement - Appendix B; (2.)
 (iii)  Conformed copy of Exhibit B of Distribution Plan; (8.)
  (iv)  Copy of Schedule A of Sales Agreement with Federated Securities
        Corp.; (7.)
   (v) Copy of Fee Schedule for Rule 12b-1 Agreement with Federated Securities Corp.; (7.)
-
+All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 5, 1989. (File Nos. 33-26516 and 811-5752)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992. (File Nos. 33-26516 and 811-5752)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993. (File Nos. 33-26516 and 811-5752)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 8, 1995. (File Nos. 33-26516 and 811-5752)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1995. (File Nos. 33-26516 and 811-5752)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on July 25, 1995. (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on June 25, 1997. (File Nos. 33-26516 and 811-5752)

                  (16) (i) Copy of Schedule for Computation of Performance Data (Return) for Independence One Equity Plus Fund;(15.)
                          (ii) Copy of Schedule for Computation of Performance
                               Data (SEC Yield) for Independence One Equity Plus Fund; (15.)
                         (iii) Copy of Schedule for Computation of Performance
                               Data (Return) for Independence One Fixed Income Fund; (15.)
                          (iv) Copy of Schedule for Computation of Performance
                               Data (SEC Yield) for Independence One Fixed
                               Income Fund; (15.)
                           (v) Copy of Schedule for Computation of Performance
                               Data (Return) for Independence One Michigan
                               Municipal Bond Fund; (16.)
                          (vi) Copy of Schedule for Computation of Performance
                               Data (SEC Yield) for Independence One Michigan Municpal Bond Fund; (16.)
                         (vii) Copy of Schedule for Computation of Performance
                               Data for Independence One Money Market Funds and Independence One U.S. Government Securities Fund; (3.)
                  (17) Copy of Financial Data Schedules; (18.) (18) Conformed Copy of 18f-3 Plan; (17.) (19) Conformed Copy of Power of Attorney; (16.)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None
--------------------
+All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on December 12, 1989. (File Nos. 33-26516 and 811-5752)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990. (File Nos. 33-26516 and 811-5752)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on December 5, 1995. (File Nos. 33-26516 and 811-5752)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on June 28, 1996. (File Nos. 33-26516 and 811-5752)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on August 26, 1996. (File Nos. 33-26516 and 811-5752)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on June 25, 1997. (File Nos. 33-26516 and 811-5752)

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
     Title of Class     Portfolio name           as of February 12, 1998
     --------------     --------------          ------------------------

     Shares of          Independence One Prime
     beneficial          Money Market Fund (Class A)     3,174
     interest

                        Independence One Prime
                         Money Market Fund (Class B)        21
                        Independence One U.S.              860
                         Treasury Money Market Fund
                        Independence One Michigan          843
                         Municipal Cash Fund
                        Independence One U.S.               16
                         Government Securities Fund
                        Independence One Michigan           9
                         Municipal Bond Fund
                        Independence One Equity             130
                         Plus Fund
                        Independence One Fixed              10
                         Income Fund
                        Independence One Small Cap Fund     Not yet effective
                        Independence One International
                          Equity Fund                       Not yet
                                                            effective

Item 27.    Indemnification: (4.)

Item 28.    Business and Other Connections of Investment Adviser:

            Michigan National Bank, a national banking association (the "Adviser"), is a wholly owned subsidiary of Michigan National Corporation ("MNC"). Through its subsidiaries and affiliates, MNC, Michigan's fifth largest bank holding company in terms of total assets, as of December 31, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services and trust services. Independence One Capital Management Corporation ("IOCM"), a nationally recognized investment advisory subsidiary of MNC, provides investment advisory services for trust and other managed assets. IOCM and the Trust Division have investment discretion over $1.8 billion. Michigan National Bank has managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964. For more information on the business of the Adviser, see the Prospectus under the heading "Management of the Trust--Investment Adviser."

            The officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Michigan National Bank. The business address of each such director and officer is 27777 Inkster Road, Farmington Hills, Michigan, 48333-9065.



                                             Other Substantial Business
                           Position with       Profession,Vocation or
      Name                  the Adviser              Employment

John S. Carton               Director           Director, Michigan National Corporation; Chairman,
                                                President, and CEO, Development Company.

Sidney E. Forbes             Director           Director, Michigan National Corporation; Partner,
                                                Forbes/Cohen Properties.
                                                Other Substantial

William F. Pickard           Director           Director, Michigan National Corporation, Chairman
                                                and Chief Executive Officer, Regal Plastics
                                                Company.

Douglas E. Ebert             Director,          Chief Executive Officer,
                             and Chief          Michigan National Corporation
                             Executive Officer

Stephen A. VanAndel          Director           Director, Michigan National Corporation; Vice President
                                                and Chairman, Amway Corporation.

James A. Williams            Chairman           Chairman, Michigan National Corporation; Chairman and
                                                President Williams, Schaefer, Ruby &
                                                Williams.

Lawrence L. Gladchun         General            General Counsel and
                             Counsel and        Secretary, Michigan National
                             Secretary          Corporation.


Richard C. Webb              Head CFS           Head, Commercial Financial
                                                Services, Michigan National
                                                Corporation.

Robert V. Panizzi            Controller         Michigan National
                                                Corporation.

Kuldeep Kishore              Head of Strategic  Head of Strategic

Brian Black                  Head of Consume    Head of Consumer Financial
                             Financial Services Services, Michigan National
                                                Corporation

Susan Barbour                Head of Business   Head of Business Financial
                             Services           Services, Michigan National
                                                Corporation

Robert Hutchinson            Head of Channel    Michigan National Corporation
                             Management

Wayne Rees                   Chief Operating    Chief Operating Officer,
                             Officer            Michigan National Corporation.

Charles Van Swearingen       Chief Financial    Chief Financial Officer,
                             Officer            Michigan National Corporation.

Errol Talbott                Head/Risk          Head of Risk Management,
                             Management         Michigan National Corporation.

Joseph L. Fritzsche          Head/Human         Head of Human Resources,
                             Resources          Michigan National Corporation.

Kay Thawley                  Head/Marketing     Head of Marketing, Michigan
                                                National Corporation

Mickey Brown                 Head/Operations    Head of Operations and
                             and Information    Information Technology,
                             Technology         Michigan National Corporation.

Ronald R. Dobbins            Director           Director, Michigan National
                                                Corporation, CEO United
                                                Healthcare Corp.

James B. Meyer               Director           Director, Michigan National
                                                Corporation, President and
                                                Chief Operating Officer,
                                                Spartan Stores, Inc.

Robert E. Prowse             Director           Director, Michigan National
                                                Corporation, Group General
                                                Manager, U.S.A. & Asia-NAB

      National Australia Bank Limited ("NAB") is a transnational banking organization headquartered at 500 Bourke Street, Melbourne, Australia. NAB is a publicly owned company, whose shares are widely held and traded on the Australian Stock Exchange Limited. On February 4, 1995, the Board of Directors of MNC approved a definitive agreement for the acquisition (the "Merger") of MNC by NAB. Shareholders of MNC approved the Merger on June 2, 1995. As a result, MNC and its subsidiaries, including the Adviser, would become direct or indirect subsidiaries of NAB upon completion of the Merger. The Merger was completed on November 2, 1995 and Operations will continue to be conducted under the Michigan National Corporation and Michigan National Bank names.

      On May 4, 1995, the Trust's Board of Trustees approved the present investment advisory contract (the "Present Advisory Contract") between the Trust, on behalf of Independence Once Equity Plus Fund, Independence One Fixed Income Fund and Independence One Michigan Municipal Bond Fund (collectively, the "Portfolios"), and Michigan National Bank, as a subsidiary of MNC. Under the provisions of the Investment Company Act of 1940, completion of the Merger resulted in an assignment, and termination of the Portfolios' Present Advisory Contract with the Adviser. Also on May 4, 1995, the Portfolios' Board of Trustees approved a new investment advisory contract (the "New Advisory Contract") between the Trust, on behalf of the Portfolios, and Michigan National Bank, as a subsidiary of NAB. The New Advisory Contract became effective upon consummation of the Merger.

      The following information appeared in NAB's Annual Report for its fiscal year ended September 30, 1995.

      NAB, together with its subsidiaries (collectively, the "Group"), is one of the four major Australian commercial banks ("trading banks" in Australian terminology) which together account for approximately 67.7% of commercial banking assets in Australia as of September 1995, according to the Reserve Bank of Australia Bulletin. The Group undertakes a range of banking, financial and related activities in Australia and elsewhere in the world, including commercial banking, savings banking, finance and life insurance and merchant and investment banking. As of September 30, 1996, Group assets totalled A$173.7 billion, of which approximately 54.1% was domiciled in Australia, and Group deposits and borrowings totalled A$90.8 billion, of which approximately 50.4% was domiciled in Australia+.

      NAB was established as "The National Bank of Australasia" in 1858 in Victoria, Australia. Through internal expansion and the acquisition of other banks, NAB developed into a national commerical bank. In its present form, NAB is the product of the merger in 1981 of The National Bank of Australasia Limited and Commerical Banking Company of Sydney Limited, the latter Bank being established in 1834 in New South Wales, Australia.

      At September 30, 1996 the Group had 52,567 full-time and part-time employees worldwide.

      Banking, the Group's principal business activity, is conducted in Australia by NAB and internationally by NAB and certain subsidiaries. As of September 30, 1995, NAB was the second largest commercial bank in Australia (according to the Reserve Bank of Australia Bulletin) based on domestic assets of $85 billion. The Group is the largest Australian banking group based on its global assets of A$147.1 billion+.

      Consistent with its philosophy of providing customers with a comprehensive range of financial products and services, in 1985 the Group established a life insurance and funds management entity, National Australia Financial Management Limited. This entity and its subsidiaries provide the Australian market with a range of personal financial planning services, personal life and disability insurance, personal superannuation and managed investments, corporate superannuation, group life insurance and various investment management services. At September 30, 1995, funds under managment amounted to A$3.7 billion. Two of the Group's banking subsidiaries in the United Kindom, Yorkshire Bank and Northern Bank, offer certain insurance and investment products through subsidiaries, mainly in the areas of funds managment and other investment related products.

      At November 11, 1995, the directors* and principal executive officer of NAB were as follows:











----------------
+These figures reflect Australian dollars.
*The Directors of NAB are classified as either Executive or Non-Executive, with the former being those Directors engaged in the full-time employment of NAB. Mr. Donald Argus is the only Executive Director.



Name and Position       Position/Directorship    Principal
    with  NAB              Held Since          Occupation(s)

William Robert             1992/1979      Barrister and Chairman and
Mitchel Irvine                            Director/Solicitor; Director,
                                          Bank of New Zealand; Chairman,
                                          National Australia Financial Managment
                                          Limited and National Australia Group
                                          (UK) Limited; former Partner,
                                          Hedderwick Fookes & Alston,
                                          Solicitors.

Brian Thorley Loton      1992/1988        Chairman, The
                                          Vice-Chariman Broken Hill and Director
                                          Proprietary Company Limited; Director,
                                          Amcor Limited and Australian
                                          Foundation Investment Company Limited;
                                          Alternate Director, National Australia
                                          Group (UK) Limited; former Managing
                                          Director, The Broken Hill Proprietary
                                          Company Limited.

David Kennedy Macfarlane  1992/1985       Chairman
                                          NAB's Principal Board Audit Committee;
                                          Chairman of National Australia Asset
                                          Management Limited and Alternate
                                          Director, National Australia Group
                                          (UK)) Limited; 33 years' experience
                                          with James Hardie Industries Limited,
                                          12 years of which as Managing
                                          Director.

Donald Robert Argus        1990/1989      National Bank of New Zealand, Managing Director and Clydesdale Bank PLC National
Chief Executive Officer                   Australia Financial Management Limited, National Australia Group
(UK) Limited, National                    Irish Bank , Limited Northern Bank Limited and Yorkshire
Bank PLC.

David Charles              1992           Director, Woodside Petroleum Keith Allen Limited and a member of the
                                          Principal Board Audit
                                          Committee.

Peter John Waraker         1985           Chairman, Director Email
Cottrell                                  Limited.

Dr. Christopher Michael    1992           Non-Executive Director
Deeley                                    North Limited; former Managing Director and Chairman Director and Chief Executive,
ICI Australia Limited.

David Alexander Tange      1981           Alternate Director, Bank of
Dickens                                   New Zealand; former Partner,
Director                                  Court & Co. Chartered
                                          Accountants; former Director, The
                                          Commercial Banking Company of
Sydney Limited.





The Lord Nickson           1991           Chairman, Director, Clydesdale Bank PLC; Director,
                                          National Australia Group (UK) Limited.

Mark Richard Rayner        1985           Director and
Director                                  Group Executive, CRA Limited; Deputy
                                          Chairman and former Managing Director,
                                          Comalco Limited, Chairman, Pasminco
                                          Limited; member of NAB's Principal
                                          Board Audit Committee.

Joseph Charles Trethowan   1984           Vice Chairman
Director                                  of Directors and Chairman, Audit
                                          Committee of National Australia
                                          Financial Managment Limited; member of
                                          NAB's Principal Board Audit Committee;
                                          former Chairman and General Manager,
                                          State Electricity Commission of
                                          Victoria.

Andrew Trunbull            1992           Non-Executive
Director                                  Chairman and former Managing Director and Chief Executive
                                          Officer, Burns Philip and Company
                                          Limited.

Sir Bruce Dunstan Watson   1992           Former
Director                                  Chairman, Director, and Chief Executive Officer, MIM Holdings
                                          Limited.

CM Walter                  1995           Solicitor, former Partner, Clayton Utz; Director of Ampolex
                                          Limited, SGIO Insurance Limited and Melbourne Business School
                                          Limited; Commissioner of City of Melbourne.

The address of the Directors and principal executive officer of NAB is c/o 500 Bourke Street, Melbourne, Australia.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice   President and Treasurer
Federated Investors Tower     President, Federated,
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

            (c) Not applicable.

Item 30.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Independence One Mutual Funds       5800 Corporate Drive
            (Registrant)                        Pittsburgh, PA 15237-7010

            Federated Services Company          P.O. Box 8609
            ("Transfer Agent, Dividend          Boston, Massachusetts 02266-
            Disbursing Agent and Portfolio      8609
            Recordkeeper")

            Federated Administrative Services   Federated Investors Tower
            (Administrator)                     1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

            Michigan National Bank              27777 Inkster Road
            (Adviser)                           Mail Code 10-52
                                                Farmington Hills, MI 48333

            Michigan National Bank........      27777 Inkster Road
                                                Mail Code 10-52
            (Custodian)                         Farmington Hills, MI 48333

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus for any portfolio in the Trust is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, INDEPENDENCE ONE MUTUAL FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of April, 1998.

                          INDEPENDENCE ONE MUTUAL FUNDS

                  BY:  /s/ Jay S. Neuman
                  Jay S. Neuman, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  April 2, 1998




    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By:  /s/ Jay S. Neuman
    Jay S. Neuman                 Attorney In Fact        April 2, 1998
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               President and Treasurer
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Robert E. Baker.*                 Trustee

Harrold Berry*                    Trustee

Nathan Forbes                     Trustee

Harry J. Nederlander*             Trustee

Thomas S. Wilson*                 Trustee

* By Power of Attorney